UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-09721

Registrant Name:	PIMCO Managed Accounts Trust

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	October 31

Date of Reporting Period:	January 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Fixed Income SHares: Series C

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.3%
BANK LOAN OBLIGATIONS 0.7%
CSC Holdings, Inc.
2.671% due 04/17/2020		$3,502	$3,434
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		6,700	6,708
NRG Energy, Inc.
2.750% due 07/02/2018		2,960	2,927

Total Bank Loan Obligations (Cost $13,085)			13,069

CORPORATE BONDS & NOTES 65.8%
BANKING & FINANCE 38.3%
Ally Financial, Inc.
4.625% due 06/26/2015		800	807
6.250% due 12/01/2017		300	323
7.500% due 09/15/2020		11,566	13,764
8.000% due 03/15/2020		2,136	2,553
8.300% due 02/12/2015		200	200
American International Group, Inc.
4.875% due 06/01/2022		3,000	3,454
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	8,700	10,077
Banco Santander Brasil S.A.
4.250% due 01/14/2016		$4,250	4,326
4.500% due 04/06/2015		4,500	4,523
4.625% due 02/13/2017		11,375	11,785
Bank of America Corp.
4.000% due 04/01/2024		500	540
4.100% due 07/24/2023		5,600	6,075
6.400% due 08/28/2017		14,750	16,478
6.875% due 04/25/2018 (e)		66,155	76,313
Barclays Bank PLC
7.625% due 11/21/2022		1,200	1,341
7.750% due 04/10/2023		2,400	2,627
Bear Stearns Cos. LLC
7.250% due 02/01/2018		17,265	20,019
Blackstone CQP Holdco LP
9.296% due 03/18/2019		10,344	10,513
BPCE S.A.
4.500% due 03/15/2025		27,400	28,114
BPE Financiaciones S.A.
2.875% due 05/19/2016	EUR	1,000	1,157
CIT Group, Inc.
3.875% due 02/19/2019		$900	900
4.250% due 08/15/2017		1,000	1,015
Citigroup, Inc.
6.125% due 11/21/2017		11,500	12,921
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
8.375% due 07/26/2016 (c)		25,653	27,615
8.400% due 06/29/2017 (c)		4,240	4,701
Credit Agricole S.A.
8.125% due 09/19/2033		200	228
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024		9,790	10,291
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		600	712
8.000% due 12/15/2016		7,900	8,851
8.125% due 01/15/2020		22,700	28,558
General Motors Financial Co., Inc.
3.000% due 09/25/2017		17,000	17,315
4.250% due 05/15/2023		21,570	22,640
GMAC International Finance BV
7.500% due 04/21/2015	EUR	8,700	9,959
Goldman Sachs Group, Inc.
4.000% due 03/03/2024		$16,700	17,921
6.150% due 04/01/2018		15,200	17,194
HBOS PLC
6.750% due 05/21/2018		25,300	28,540
Heta Asset Resolution AG
2.750% due 08/12/2015	CHF	200	147
4.250% due 10/31/2016	EUR	600	417
4.375% due 01/24/2017		600	410
HSBC Holdings PLC
6.375% due 09/17/2024 (c)		$1,200	1,232

International Lease Finance Corp.
5.875% due 04/01/2019		1,400	1,521
6.750% due 09/01/2016		4,000	4,280
7.125% due 09/01/2018		3,000	3,386
JPMorgan Chase & Co.
6.125% due 04/30/2024 (c)		4,200	4,304
7.900% due 04/30/2018 (c)		30,900	33,362
LBG Capital PLC
7.375% due 03/12/2020	EUR	2,825	3,408
9.000% due 12/15/2019	GBP	2,331	3,616
15.000% due 12/21/2019	EUR	4,380	7,347
15.000% due 12/21/2019	GBP	1,100	2,328
Lloyds Bank PLC
9.875% due 12/16/2021		$177	202
11.875% due 12/16/2021	EUR	1,448	1,968
12.000% due 12/16/2024 (c)		$29,300	41,972
13.000% due 12/19/2021	AUD	200	180
Lloyds Banking Group PLC
7.500% due 06/27/2024 (c)		$3,604	3,699
MetLife Capital Trust
7.875% due 12/15/2067		600	765
Morgan Stanley
5.500% due 07/28/2021		9,500	11,066
5.750% due 01/25/2021		100	117
5.950% due 12/28/2017		900	1,005
6.625% due 04/01/2018		3,700	4,233
Navient Corp.
5.500% due 01/15/2019		1,500	1,556
6.250% due 01/25/2016		36,000	37,350
7.250% due 01/25/2022		17,700	19,293
8.000% due 03/25/2020		1,100	1,235
8.450% due 06/15/2018 (e)		20,455	23,178
Preferred Term Securities Ltd.
0.793% due 03/24/2034		358	292
Qatari Diar Finance Co.
5.000% due 07/21/2020		1,500	1,706
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (c)		5,000	6,000
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.100% due 07/25/2018		9,700	7,858
6.299% due 05/15/2017		5,880	5,235
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		14,000	13,022
5.400% due 03/24/2017		11,000	10,203
Springleaf Finance Corp.
5.400% due 12/01/2015		100	103
6.900% due 12/15/2017		14,000	15,015
UBS AG
4.750% due 02/12/2026	EUR	400	495
7.250% due 02/22/2022		$200	216
Virgin Media Secured Finance PLC
6.000% due 04/15/2021	GBP	10,400	16,604
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$6,400	5,708
5.450% due 11/22/2017		2,700	2,322
Wells Fargo & Co.
3.450% due 02/13/2023		4,700	4,863
7.980% due 03/15/2018 (c)		19,217	21,187
Weyerhaeuser Co.
7.375% due 10/01/2019		5,000	6,055

			754,811

INDUSTRIALS 17.2%
Alliance Data Systems Corp.
5.250% due 12/01/2017		12,750	13,196
America Movil S.A.B. de C.V.
5.000% due 03/30/2020		17,000	19,095
6.125% due 03/30/2040		5,530	6,995
Amgen, Inc.
5.700% due 02/01/2019		1,700	1,944
Anglo American Capital PLC
4.125% due 09/27/2022		12,800	12,761
Brunswick Rail Finance Ltd.
6.500% due 11/01/2017		2,800	1,316
Canadian Oil Sands Ltd.
7.750% due 05/15/2019		10,400	10,913
CSC Holdings LLC
7.625% due 07/15/2018		7,850	8,841
7.875% due 02/15/2018		810	909
8.625% due 02/15/2019		7,500	8,766
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		339	365
6.200% due 01/02/2020		309	342
DISH DBS Corp.
5.000% due 03/15/2023		14,842	14,656

5.875% due 07/15/2022		300	304
7.125% due 02/01/2016		4,200	4,421
Encana Corp.
5.900% due 12/01/2017		2,000	2,177
Energy Transfer Partners LP
6.125% due 02/15/2017		2,100	2,273
9.700% due 03/15/2019		300	382
Georgia-Pacific LLC
5.400% due 11/01/2020		9,300	10,685
Gerdau Trade, Inc.
5.750% due 01/30/2021		800	821
Glencore Finance Canada Ltd.
5.800% due 11/15/2016		7,400	7,917
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,450
GTL Trade Finance, Inc.
5.893% due 04/29/2024		13,189	12,958
Hospira, Inc.
6.050% due 03/30/2017		1,700	1,847
Kern River Funding Corp.
4.893% due 04/30/2018		627	670
Kinder Morgan Energy Partners LP
3.950% due 09/01/2022		1,000	1,024
6.000% due 02/01/2017		5,800	6,261
Kinder Morgan, Inc.
3.050% due 12/01/2019		600	607
4.300% due 06/01/2025		1,100	1,153
7.000% due 06/15/2017		1,789	1,981
7.250% due 06/01/2018		13,900	15,768
NBCUniversal Media LLC
4.375% due 04/01/2021		15,600	17,534
Northwest Airlines Pass-Through Trust
7.041% due 10/01/2023		1,152	1,336
7.150% due 04/01/2021		26,691	28,158
Northwest Pipeline LLC
7.000% due 06/15/2016		1,700	1,845
Numericable SFR
5.375% due 05/15/2022	EUR	700	838
Petrobras International Finance Co. S.A.
7.875% due 03/15/2019		$17,500	17,462
Petrofac Ltd.
3.400% due 10/10/2018		1,200	1,191
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		31,290	11,747
5.500% due 04/12/2037		12,300	3,702
8.500% due 11/02/2017		18,600	10,695
Phosagro OAO Via Phosagro Bond Funding Ltd.
4.204% due 02/13/2018		4,300	3,806
Reynolds American, Inc.
7.750% due 06/01/2018		6,030	7,104
Rockies Express Pipeline LLC
5.625% due 04/15/2020		100	100
Russian Railways Via RZD Capital PLC
5.739% due 04/03/2017		11,100	10,379
SCF Capital Ltd.
5.375% due 10/27/2017		1,100	888
Severstal OAO Via Steel Capital S.A.
4.450% due 03/19/2018		12,000	10,380
6.700% due 10/25/2017		500	469
Sibur Securities Ltd.
3.914% due 01/31/2018		4,400	3,707
Tennessee Gas Pipeline Co. LLC
7.500% due 04/01/2017		1,950	2,182
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		1,100	1,167
Tullow Oil PLC
6.000% due 11/01/2020		3,900	3,315
UAL Pass-Through Trust
9.750% due 07/15/2018		1,235	1,371
10.400% due 05/01/2018		1,292	1,429
UAL Pass-Through Trust AB
10.125% due 03/22/2015 ^		33	18
USG Corp.
9.750% due 01/15/2018		2,407	2,774
Vale Overseas Ltd.
4.375% due 01/11/2022		2,590	2,475
8.250% due 01/17/2034		1,000	1,131
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		3,000	2,865

Wal-Mart Stores, Inc.
3.300% due 04/22/2024		12,500	13,486

			339,352

UTILITIES 10.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		22,500	22,725
FirstEnergy Corp.
2.750% due 03/15/2018		2,000	2,049
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		6,500	6,289
6.510% due 03/07/2022		1,300	1,121
8.146% due 04/11/2018		6,200	6,014
9.250% due 04/23/2019		3,300	3,237
Intergas Finance BV
6.375% due 05/14/2017		3,700	3,742
Kinder Morgan Finance Co. LLC
5.700% due 01/05/2016		9,200	9,525
NGPL PipeCo LLC
7.119% due 12/15/2017		16,200	15,797
Novatek OAO Via Novatek Finance Ltd.
5.326% due 02/03/2016		1,000	977
NRG Energy, Inc.
7.625% due 01/15/2018		6,100	6,672
Petroleos Mexicanos
5.500% due 01/21/2021		18,700	20,299
8.000% due 05/03/2019		7,500	8,944
Qtel International Finance Ltd.
5.000% due 10/19/2025		11,800	13,260
Qwest Corp.
6.500% due 06/01/2017		1,250	1,368
Rosneft Finance S.A.
6.625% due 03/20/2017		5,650	5,311
7.500% due 07/18/2016		3,800	3,720
7.875% due 03/13/2018		3,700	3,446
Rosneft Oil Co. Via Rosneft International Finance Ltd.
3.149% due 03/06/2017		4,500	3,904
Sprint Communications, Inc.
7.000% due 08/15/2020		1,000	1,012
TECO Finance, Inc.
6.572% due 11/01/2017		983	1,095
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	9,000
Verizon Communications, Inc.
2.625% due 02/21/2020		$31,307	31,729
3.500% due 11/01/2021		600	627
4.500% due 09/15/2020		19,100	21,110
W3A Funding Corp.
8.090% due 01/02/2017		33	33

			203,006

Total Corporate Bonds & Notes (Cost $1,287,493)			1,297,169

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.7%
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		6,900	9,491
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027		3,000	3,781

			13,272

NEW YORK 0.1%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.525% due 11/01/2022		800	909
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033		1,600	1,961

			2,870

Total Municipal Bonds & Notes (Cost $12,242)			16,142

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
1.936% due 08/25/2018		1	1
4.095% due 04/01/2017		1	1
4.500% due 08/01/2039 - 11/01/2041		559	611
Freddie Mac
1.875% due 12/01/2018		5	5
6.500% due 01/01/2038 - 10/01/2038		120	137

Ginnie Mae
1.625% due 01/20/2022		7	8

Total U.S. Government Agencies (Cost $726)			763

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
1.500% due 02/28/2019 (g)(i)		12,030	12,259

Total U.S. Treasury Obligations (Cost $12,060)			12,259

MORTGAGE-BACKED SECURITIES 1.8%
Banc of America Commercial Mortgage Trust
5.889% due 07/10/2044		4,098	4,316
Banc of America Funding Trust
2.969% due 01/20/2047 ^		122	98
BCAP LLC Trust
0.338% due 09/26/2035		669	661
Bear Stearns Adjustable Rate Mortgage Trust
2.468% due 10/25/2033		72	73
2.482% due 05/25/2034		59	55
2.515% due 03/25/2035		161	163
Bear Stearns ALT-A Trust
2.480% due 02/25/2036 ^		1,014	757
Bear Stearns Commercial Mortgage Securities Trust
5.540% due 09/11/2041		1,484	1,561
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		336	336
2.280% due 09/25/2035		310	311
Cordusio RMBS SRL
0.219% due 06/30/2035	EUR	146	163
Countrywide Alternative Loan Trust
0.368% due 05/25/2036		$86	71
Countrywide Home Loan Mortgage Pass-Through Trust
0.488% due 03/25/2035		229	175
2.589% due 08/25/2034		46	41
Credit Suisse First Boston Mortgage Securities Corp.
2.243% due 07/25/2033		12	12
Downey Savings & Loan Association Mortgage Loan Trust
0.428% due 08/19/2045		1,657	1,496
2.492% due 07/19/2044		916	913
Greenpoint Mortgage Funding Trust
0.398% due 06/25/2045		2,810	2,431
Greenpoint Mortgage Pass-Through Certificates
2.785% due 10/25/2033		9	9
GSR Mortgage Loan Trust
1.980% due 03/25/2033		49	48
2.656% due 09/25/2035		1,179	1,193
2.727% due 09/25/2035		516	519
HarborView Mortgage Loan Trust
0.358% due 01/19/2038		232	199
0.508% due 06/20/2035		392	377
2.478% due 05/19/2033		128	128
HomeBanc Mortgage Trust
0.428% due 01/25/2036		2,345	2,032
5.292% due 04/25/2037 ^		246	200
JPMorgan Mortgage Trust
1.990% due 11/25/2033		70	70
2.556% due 02/25/2035		61	60
2.556% due 07/25/2035		916	932
5.238% due 07/25/2035		668	669
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		85	0
RBSSP Resecuritization Trust
0.448% due 05/26/2037		418	413
0.668% due 09/26/2034		4,660	4,370
0.668% due 03/26/2036		2,912	2,856
0.668% due 04/26/2037		3,685	3,454
Residential Accredit Loans, Inc. Trust
0.378% due 04/25/2046		1,242	634
Structured Adjustable Rate Mortgage Loan Trust
2.573% due 02/25/2034		103	103
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
5.250% due 09/25/2034		520	526
WaMu Mortgage Pass-Through Certificates Trust
0.478% due 01/25/2045		163	152
0.908% due 11/25/2034		1,717	1,637
1.114% due 02/25/2046		988	939

Wells Fargo Mortgage-Backed Securities Trust
2.615% due 03/25/2036		532	512

Total Mortgage-Backed Securities (Cost $34,194)			35,665

ASSET-BACKED SECURITIES 0.9%
Ameriquest Mortgage Securities Trust
0.558% due 03/25/2036		100	85
Bear Stearns Asset-Backed Securities Trust
0.368% due 12/25/2036		1,655	1,552
0.580% due 12/25/2035		1,000	959
1.168% due 10/25/2037		458	431
BNC Mortgage Loan Trust
0.268% due 05/25/2037		985	945
Conseco Financial Corp.
6.220% due 03/01/2030		180	192
6.530% due 02/01/2031		3,188	3,200
First Franklin Mortgage Loan Trust
0.658% due 09/25/2035		1,500	1,438
First NLC Trust
0.873% due 12/25/2035		1,101	1,028
Home Equity Asset Trust
1.368% due 10/25/2033		801	771
Keystone Owner Trust
9.000% due 01/25/2029		3	1
Merrill Lynch Mortgage Investors Trust
0.288% due 02/25/2037		221	104
Morgan Stanley ABS Capital, Inc. Trust
0.598% due 09/25/2035		500	436
Morgan Stanley Mortgage Loan Trust
0.528% due 04/25/2037		165	85
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.758% due 09/25/2035		1,000	868
Popular ABS Mortgage Pass-Through Trust
0.258% due 06/25/2047 ^		102	100
Residential Asset Mortgage Products Trust
1.818% due 11/25/2034		214	203
Structured Asset Investment Loan Trust
0.858% due 06/25/2035		1,000	969
Structured Asset Securities Corp. Mortgage Loan Trust
0.508% due 02/25/2036		1,000	895
0.618% due 11/25/2035		1,200	1,076
Wells Fargo Home Equity Asset-Backed Securities Trust
0.758% due 11/25/2035		1,500	1,316
0.868% due 10/25/2034		449	427

Total Asset-Backed Securities (Cost $15,586)			17,081

SOVEREIGN ISSUES 26.9%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		11,700	11,798
6.369% due 06/16/2018		3,300	3,542
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2021	BRL	179,600	61,806
Colombia Government International Bond
7.375% due 01/27/2017		$2,000	2,238
Italy Buoni Poliennali Del Tesoro
4.750% due 06/01/2017 (e)	EUR	155,300	192,963
Mexico Government International Bond
4.500% due 11/22/2035 (b)	MXN	554,956	46,317
Province of Quebec
3.500% due 07/29/2020		$7,800	8,551
Republic of Greece Government Bond
3.800% due 08/08/2017	JPY	955,000	6,092
4.500% due 07/03/2017		820,000	5,295
Russia Government International Bond
7.500% due 03/31/2030		$1,310	1,321
South Africa Government International Bond
6.875% due 05/27/2019		300	345
Spain Government International Bond
2.100% due 04/30/2017 (e)	EUR	161,500	189,394

Total Sovereign Issues (Cost $620,017)			529,662

SHORT-TERM INSTRUMENTS 15.8%
CERTIFICATES OF DEPOSIT 1.8%
Intesa Sanpaolo SpA
1.632% due 04/11/2016		$35,400	35,467

REPURCHASE AGREEMENTS (d) 9.9%			194,534

SHORT-TERM NOTES 3.4%
Federal Home Loan Bank
0.051% due 02/12/2015	2,600	2,600
0.081% due 04/06/2015	11,400	11,399
0.100% due 04/24/2015	18,900	18,899
0.104% due 04/17/2015	14,300	14,299
0.152% due 04/09/2015	19,600	19,599

		66,796

U.S. TREASURY BILLS 0.7%
0.059% due 02/26/2015 - 06/04/2015 (a)(g)(i)	13,665	13,665

Total Short-Term Instruments (Cost $310,383)		310,462

Total Investments in Securities (Cost $2,305,786)		2,232,272

Total Investments 113.3% (Cost $2,305,786)		$2,232,272
Financial Derivative Instruments (f)(h) 2.5% (Cost or Premiums, net $(217))		50,106
Other Assets and Liabilities, net (15.8%)		(311,452)

Net Assets 100.0%		$1,970,926

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
RDR	0.120%	01/30/2015	02/02/2015	$100,000	U.S. Treasury Notes 1.750% due 05/15/2023	$(102,350)	$100,000	$100,001
SAL	0.110%	01/30/2015	02/02/2015	94,300	U.S. Treasury Notes 2.375% due 08/15/2024	(96,431)	94,300	94,301
SSB	0.000%	01/30/2015	02/02/2015	234	Fannie Mae 2.260% due 10/17/2022	(240)	234	234

Total Repurchase Agreements						$(199,021)	$194,534	$194,536

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.750%	11/18/2014	02/18/2015	$(21,631)	$(21,665)

Total Reverse Repurchase Agreements					$(21,665)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BPS	0.194%	11/10/2014	02/05/2015	EUR	(129,079)	$(142,910)
	0.200%	12/22/2014	02/05/2015		(125,853)	(142,280)

Total Sale-Buyback Transactions						$(285,190)

(2)	The average amount of borrowings outstanding during the period ended January 31, 2015 was $362,206 at a weighted average interest rate of 0.326%
(3)	Payable for sale-buyback transactions includes $101 of deferred price drop.

(e)	Securities with an aggregate market value of $307,480 have been pledged as collateral under the terms of master agreements as of January 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$128.500	02/20/2015	428	$(160)	$(36)
Call - CBOT U.S. Treasury 10-Year Note March Futures	131.500	02/20/2015	428	(196)	(263)

				$(356)	$(299)

Total Written Options				$(356)	$(299)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 22 5-Year Index	(1.000%	)	12/20/2019	EUR	0	$(4)	$(4)	$145	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

						Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Unrealized Appreciation	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019	$5,500	$335	$18	$0	$(12)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		$1,505,700	$(9,712)	$0	$0	$0
Receive	3-Month USD-LIBOR	2.250%	03/18/2020		987,000	(40,648)	(24,926)	0	(4,055)
Pay	3-Month USD-LIBOR	3.250%	06/17/2045		116,700	28,183	0	0	0
Pay	6-Month EUR-EURIBOR	4.000%	09/16/2019	EUR	4,000	842	239	0	(7)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,920,000	(3,584)	(1,903)	0	(113)
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MXN	1,008,000	2,386	49	0	(244)
Pay	28-Day MXN-TIIE	6.300%	04/26/2024		1,300,000	6,239	4,711	0	(183)
Pay	28-Day MXN-TIIE	6.150%	06/07/2024		887,000	3,606	4,281	0	(125)
Pay	28-Day MXN-TIIE	5.805%	12/30/2024		82,900	166	166	0	(12)

						$(12,522)	$(17,383)	$0	$(4,739)

Total Swap Agreements						$(12,191)	$(17,369)	$145	$(4,751)

(g)	Securities with an aggregate market value of $20,092 and cash of $4,465 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	02/2015		$144	MXN	1,951	$0	$(13)
	05/2015		632		9,274	0	(17)
BPS	02/2015		31,809	AUD	40,201	0	(512)
	02/2015		450	MXN	6,092	0	(44)
	03/2015	AUD	40,201		$31,746	506	0
BRC	02/2015		$4,833	MXN	66,418	0	(402)
	05/2015		623		9,148	0	(16)
CBK	02/2015	JPY	21,507,714		$178,162	0	(4,991)
	02/2015		$4,920	MXN	71,458	0	(153)
	05/2015		1,036		15,498	0	(8)
GLM	02/2015	EUR	283,856		$345,952	25,195	0
	02/2015	JPY	98,200		838	1	0
	02/2015	MXN	1,769,619		129,461	11,412	0
	02/2015		$1,324	EUR	1,142	0	(34)
	07/2015	BRL	80,719		$29,432	608	0
JPM	02/2015	GBP	11,265		17,591	623	0
	02/2015	INR	130,945		2,044	0	(60)
	02/2015	MXN	47,306		3,283	127	0
	02/2015		$87,983	MXN	1,276,340	0	(2,839)
	04/2015	MXN	923,277		$62,739	1,442	0
	05/2015		$181	MXN	2,680	0	(3)
	07/2015	BRL	111,731		$41,108	1,210	0
	07/2015		$427	PLN	1,602	4	0
MSB	02/2015	BRL	8,971		$3,369	26	0
	02/2015	EUR	134,364		163,399	11,567	0
	02/2015		$3,276	BRL	8,971	67	0
	02/2015		470,547	EUR	417,078	751	0
	02/2015		16,990	GBP	11,265	0	(23)
	02/2015		182,452	JPY	21,605,915	1,538	0
	02/2015		21,442	MXN	303,183	0	(1,217)
	03/2015	JPY	21,605,914		$182,504	0	(1,540)
	03/2015		$3,343	BRL	8,971	0	(27)
	03/2015		3,036	CAD	3,476	0	(302)
	04/2015	EUR	417,078		$470,781	0	(775)
	04/2015	GBP	11,265		16,982	22	0
SCX	02/2015	MXN	33,946		2,327	62	0
	02/2015		$8,701	MXN	123,019	0	(495)
	05/2015		2,314		33,946	0	(62)
UAG	02/2015	AUD	40,201		$32,805	1,509	0
	02/2015		$164	MXN	2,410	0	(3)

Total Forward Foreign Currency Contracts						$56,670	$(13,536)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR 12,800	$(10)	$(7)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015	12,800	(26)	(2)
CBK	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	12,400	(9)	(6)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015	12,400	(25)	(2)
JPM	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	7,700	(7)	(4)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015	7,700	(15)	(1)
SOG	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	14,800	(18)	(8)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015	14,800	(27)	(2)

						$(137)	$(32)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus INR	INR	65.900	03/19/2015	$91,500	$(891)	$(125)
UAG	Call - OTC USD versus INR		66.150	03/19/2015	91,500	(874)	(108)

						$(1,765)	$(233)

Total Written Options						$(1,902)	$(265)

Swap Agreements:

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2015 (2)	Notional Amount (3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	China Government International Bond	1.000%	09/20/2016	0.319%		$2,000	$10	$14	$24	$0
BPS	China Government International Bond	1.000%	09/20/2015	0.187%		17,500	161	(49)	112	0
	General Electric Capital Corp.	1.000%	09/20/2015	0.269%		900	(46)	51	5	0
	Teck Resources Ltd.	1.000%	03/20/2019	3.177%		800	(23)	(42)	0	(65)
BRC	Ally Financial, Inc.	5.000%	03/20/2020	1.731%		20,500	3,478	(188)	3,290	0
	China Government International Bond	1.000%	09/20/2015	0.187%		28,800	272	(87)	185	0
	China Government International Bond	1.000%	09/20/2016	0.319%		6,000	31	43	74	0
CBK	China Government International Bond	1.000%	09/20/2015	0.187%		6,300	58	(17)	41	0
	United Kingdom Gilt	1.000%	06/20/2015	0.047%		16,200	132	(53)	79	0
	United Kingdom Gilt	1.000%	06/20/2016	0.065%		33,500	416	62	478	0
DUB	Ally Financial, Inc.	5.000%	03/20/2020	1.731%		10,000	1,810	(205)	1,605	0
	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.581%	EUR	4,000	106	(27)	79	0
	France Government Bond	0.250%	09/20/2015	0.051%		$3,800	(139)	145	6	0
	France Government Bond	0.250%	03/20/2016	0.068%		31,100	(1,104)	1,178	74	0
FBF	China Government International Bond	1.000%	03/20/2015	0.186%		4,700	51	(40)	11	0
	United Kingdom Gilt	1.000%	09/20/2015	0.047%		13,000	134	(39)	95	0
GST	Brazil Government International Bond	1.000%	03/20/2018	1.679%		1,200	(15)	(9)	0	(24)
	California State General Obligation Bonds, Series 2003	1.630%	12/20/2018	0.556%		3,300	0	141	141	0
	California State General Obligation Bonds, Series 2003	1.650%	12/20/2018	0.556%		25,000	0	1,084	1,084	0
	China Government International Bond	1.000%	06/20/2019	0.787%		25,000	370	(114)	256	0
	France Government Bond	0.250%	03/20/2016	0.068%		25,900	(866)	928	62	0
HUS	China Government International Bond	1.000%	09/20/2015	0.187%		9,200	17	43	60	0
JPM	Brazil Government International Bond	1.000%	12/20/2017	1.637%		12,000	0	(201)	0	(201)
	China Government International Bond	1.000%	03/20/2015	0.186%		22,000	255	(205)	50	0
	China Government International Bond	1.000%	06/20/2019	0.787%		50,000	740	(228)	512	0
	France Government Bond	0.250%	09/20/2015	0.051%		4,900	(172)	180	8	0
	Newmont Mining Corp.	1.000%	12/20/2018	0.914%		1,600	(111)	118	7	0
MYC	China Government International Bond	1.000%	09/20/2015	0.187%		17,200	137	(27)	110	0
	China Government International Bond	1.000%	06/20/2019	0.787%		25,000	370	(114)	256	0
	France Government Bond	0.250%	09/20/2016	0.124%		22,300	(1,053)	1,106	53	0
RYL	China Government International Bond	1.000%	09/20/2015	0.187%		41,500	379	(113)	266	0

							$5,398	$3,335	$9,023	$(290)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
CBK	MCDX-23 10-Year Index	1.000%	12/20/2024	$21,400	$(584)	$(4)	$0	$(588)
GST	MCDX-23 5-Year Index	1.000%	12/20/2019	23,700	144	(13)	131	0
MYC	MCDX-23 5-Year Index	1.000%	12/20/2019	19,100	116	(10)	106	0
	MCDX-23 10-Year Index	1.000%	12/20/2024	21,400	(576)	(12)	0	(588)

					$(900)	$(39)	$237	$(1,176)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation	Asset	Liability
BRC	Pay	28-Day MXN-TIIE	7.780%	04/09/2019	MXN	91,800	$3	$777	$780	$0
DUB	Pay	6-Month AUD-BBR-BBSW	5.000%	12/15/2015	AUD	188,640	(2,460)	6,028	3,568	0

							$(2,457)	$6,805	$4,348	$0

Total Swap Agreements							$2,041	$10,101	$13,608	$(1,466)

(i)	Securities with an aggregate market value of $4,762 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$13,069	$0	$13,069
Corporate Bonds & Notes
Banking & Finance	0	754,811	0	754,811
Industrials	0	306,351	33,001	339,352
Utilities	0	203,006	0	203,006
Municipal Bonds & Notes
California	0	13,272	0	13,272
New York	0	2,870	0	2,870
U.S. Government Agencies	0	763	0	763
U.S. Treasury Obligations	0	12,259	0	12,259
Mortgage-Backed Securities	0	35,665	0	35,665
Asset-Backed Securities	0	17,080	1	17,081
Sovereign Issues	0	529,662	0	529,662
Short-Term Instruments
Certificates of Deposit	0	35,467	0	35,467
Repurchase Agreements	0	194,534	0	194,534
Short-Term Notes	0	66,796	0	66,796
U.S. Treasury Bills	0	13,665	0	13,665

Total Investments	$0	$2,199,270	$33,002	$2,232,272

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	145	0	145
Over the counter	0	70,278	0	70,278
	$0	$70,423	$0	$70,423

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(5,050)	0	(5,050)
Over the counter	0	(15,267)	0	(15,267)
	$0	$(20,317)	$0	$(20,317)

Totals	$0	$2,249,376	$33,002	$2,282,378

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$35,381	$27,670	$(28,186)	$(55)	$(62)	$(1,747)	$0	$0	$33,001	$(1,750)
Mortgage-Backed Securities	0	0	(39)	0	8	31	0	0	0	0
Asset-Backed Securities	1	0	0	0	0	0	0	0	1	0

Totals	$35,382	$27,670	$(28,225)	$(55)	$(54)	$(1,716)	$0	$0	$33,002	$(1,750)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes Industrials	$33,002	Third Party Vendor	Broker Quote	105.50 - 116.00
Asset-Backed Securities	1	Benchmark Pricing	Base Price	48.68

Total	$33,003

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series LD

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 170.0%
CORPORATE BONDS & NOTES 102.0%
BANKING & FINANCE 44.5%
Abbey National Treasury Services PLC
2.350% due 09/10/2019 (b)	$100	$102
Ally Financial, Inc.
2.750% due 01/30/2017	100	100
American Express Credit Corp.
2.800% due 09/19/2016 (b)	95	98
American International Group, Inc.
2.375% due 08/24/2015	22	22
Banco Bradesco S.A.
4.500% due 01/12/2017	200	208
Banco Santander Chile
3.750% due 09/22/2015 (b)	150	152
Bank of America Corp.
6.500% due 08/01/2016 (b)	75	81
Bear Stearns Cos. LLC
0.621% due 11/21/2016	75	75
CIT Group, Inc.
4.250% due 08/15/2017	95	96
Eksportfinans ASA
2.375% due 05/25/2016	50	50
5.500% due 05/25/2016	100	104
Erste Europaische Pfandbrief und Kommunalkreditbank AG S.A.
0.113% due 03/20/2017	100	98
5.125% due 01/21/2016	100	104
Ford Motor Credit Co. LLC
1.192% due 01/09/2018 (b)	200	200
General Electric Capital Corp.
0.567% due 12/20/2016	78	78
General Motors Financial Co., Inc.
2.750% due 05/15/2016	75	76
Hana Bank
1.375% due 02/05/2016	200	201
HSBC Finance Corp.
5.500% due 01/19/2016 (b)	145	151
Hypothekenbank Frankfurt AG
0.113% due 09/20/2017	100	98
International Lease Finance Corp.
5.750% due 05/15/2016	125	130
8.625% due 09/15/2015	50	52
Kookmin Bank
1.131% due 01/27/2017	200	201
Korea Development Bank
3.250% due 03/09/2016 (b)	100	103
3.250% due 09/20/2016 (b)	100	103
LeasePlan Corp. NV
2.500% due 05/16/2018 (b)	180	183
Macquarie Bank Ltd.
2.000% due 08/15/2016	75	76
Macquarie Group Ltd.
3.000% due 12/03/2018 (b)	100	104
Navient Corp.
6.250% due 01/25/2016	150	156
Royal Bank of Scotland PLC
5.000% due 05/17/2015 (b)	100	101
Synchrony Financial
1.875% due 08/15/2017 (b)	100	101
Vesey Street Investment Trust
4.404% due 09/01/2016 (b)	75	79
Weyerhaeuser Co.
6.950% due 08/01/2017 (b)	150	169
Woori Bank
4.750% due 01/20/2016 (b)	100	103

		3,755

INDUSTRIALS 46.1%
Amgen, Inc.
2.125% due 05/15/2017 (b)	95	97
Anadarko Petroleum Corp.
5.950% due 09/15/2016	90	96
Comcast Corp.
5.900% due 03/15/2016	25	26

DISH DBS Corp.
7.125% due 02/01/2016	50	53
Enbridge, Inc.
0.684% due 06/02/2017 (b)	150	148
Express Scripts Holding Co.
2.250% due 06/15/2019	100	101
3.125% due 05/15/2016	95	98
Forest Laboratories, Inc.
4.375% due 02/01/2019 (b)	100	108
Glencore Funding LLC
1.700% due 05/27/2016	100	101
HCA, Inc.
6.500% due 02/15/2016	80	84
7.190% due 11/15/2015	75	78
Hyundai Capital America
1.450% due 02/06/2017	50	50
1.625% due 10/02/2015	40	40
2.125% due 10/02/2017 (b)	100	101
Kansas City Southern de Mexico S.A. de C.V.
0.956% due 10/28/2016	100	100
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	30	32
Korea National Oil Corp.
4.000% due 10/27/2016 (b)	200	209
Lowe’s Cos., Inc.
0.658% due 09/10/2019 (b)	100	100
Masco Corp.
6.125% due 10/03/2016	100	107
McKesson Corp.
0.638% due 09/10/2015	100	100
MGM Resorts International
6.625% due 07/15/2015	115	117
Mylan, Inc.
2.600% due 06/24/2018 (b)	100	102
Oracle Corp.
0.761% due 10/08/2019 (b)	150	151
Pioneer Natural Resources Co.
6.875% due 05/01/2018 (b)	100	113
Reynolds American, Inc.
7.750% due 06/01/2018 (b)	150	177
Rockies Express Pipeline LLC
3.900% due 04/15/2015	150	150
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017 (b)	200	204
SK Telecom Co. Ltd.
2.125% due 05/01/2018	200	201
Southwestern Energy Co.
4.050% due 01/23/2020	100	102
Telefonica Emisiones S.A.U.
3.729% due 04/27/2015 (b)	125	126
Thermo Fisher Scientific, Inc.
3.200% due 03/01/2016 (b)	95	97
Tyson Foods, Inc.
2.650% due 08/15/2019	50	51
Universal Health Services, Inc.
3.750% due 08/01/2019	100	101
USG Corp.
6.300% due 11/15/2016	95	100
8.375% due 10/15/2018	75	79
Wynn Macau Ltd.
5.250% due 10/15/2021	200	196

		3,896

UTILITIES 11.4%
Electricite de France S.A.
0.717% due 01/20/2017	30	30
FirstEnergy Corp.
2.750% due 03/15/2018	200	205
Korea Western Power Co. Ltd.
3.125% due 05/10/2017 (b)	200	206
KT Corp.
2.625% due 04/22/2019 (b)	200	204
Orange S.A.
2.750% due 02/06/2019	50	52
Petrobras Global Finance BV
1.852% due 05/20/2016 (b)	100	93
Sprint Communications, Inc.
6.000% due 12/01/2016	100	105

Verizon Communications, Inc.
2.500% due 09/15/2016		68	69

			964

Total Corporate Bonds & Notes (Cost $8,593)			8,615

U.S. GOVERNMENT AGENCIES 3.5%
Fannie Mae
3.000% due 03/01/2042 (b)		286	297

Total U.S. Government Agencies (Cost $283)			297

U.S. TREASURY OBLIGATIONS 22.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2019		705	719
U.S. Treasury Notes
0.625% due 12/31/2016		1,200	1,204

Total U.S. Treasury Obligations (Cost $1,901)			1,923

MORTGAGE-BACKED SECURITIES 22.6%
BAMLL Commercial Mortgage Securities Trust
0.967% due 06/15/2028		100	100
Banc of America Funding Trust
0.468% due 02/20/2035		37	35
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.933% due 07/10/2045		29	29
BCAP LLC Trust
0.330% due 03/26/2037		74	72
2.591% due 07/26/2036		44	44
Citigroup Mortgage Loan Trust, Inc.
6.000% due 02/25/2037		6	6
Credit Suisse Commercial Mortgage Trust
5.311% due 12/15/2039		30	31
Credit Suisse First Boston Mortgage Securities Corp.
2.180% due 06/25/2033		47	47
Credit Suisse Mortgage Capital Certificates
2.521% due 09/27/2036		127	128
JPMorgan Mortgage Trust
2.363% due 09/25/2034		21	21
2.470% due 04/25/2035		646	650
2.490% due 02/25/2034		110	113
JPMorgan Resecuritization Trust
2.100% due 07/27/2037		25	25
MASTR Asset Securitization Trust
5.500% due 09/25/2033		37	39
Merrill Lynch Mortgage Investors Trust
0.628% due 04/25/2029		18	18
Morgan Stanley Mortgage Loan Trust
2.465% due 11/25/2034		30	31
Residential Accredit Loans, Inc. Trust
0.608% due 06/25/2034		101	100
Selkirk Ltd.
1.860% due 12/20/2041		96	97
Structured Asset Securities Corp. Mortgage Loan Trust
0.768% due 10/25/2027		27	26
Thornburg Mortgage Securities Trust
2.219% due 04/25/2045		82	83
Vulcan European Loan Conduit Ltd.
0.358% due 05/15/2017	EUR	10	11
Wachovia Bank Commercial Mortgage Trust
5.558% due 03/15/2045		$20	21
WaMu Mortgage Pass-Through Certificates Trust
0.568% due 06/25/2044		53	49
2.356% due 08/25/2035		6	6
Wells Fargo Mortgage-Backed Securities Trust
2.496% due 12/25/2034		7	7
2.590% due 10/25/2033		116	117

Total Mortgage-Backed Securities (Cost $1,894)			1,906

ASSET-BACKED SECURITIES 10.7%
Aegis Asset-Backed Securities Trust
0.438% due 12/25/2035		24	24
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.428% due 10/25/2035		24	24
1.210% due 04/25/2034		101	97
Exeter Automobile Receivables Trust
1.060% due 08/15/2018		100	100
Golden Knight CDO Ltd.
0.493% due 04/15/2019		64	64
Highbridge Loan Management Ltd.
1.497% due 09/20/2022		250	250
National Collegiate Student Loan Trust
0.408% due 11/27/2028		108	106

Race Point CLO Ltd.
1.541% due 12/15/2022	50	50
Saturn CLO Ltd.
0.458% due 05/13/2022	186	184

Total Asset-Backed Securities (Cost $895)		899

SOVEREIGN ISSUES 3.1%
Export-Import Bank of Korea
4.125% due 09/09/2015 (b)	100	102
5.375% due 10/04/2016 (b)	150	161

Total Sovereign Issues (Cost $263)		263

SHORT-TERM INSTRUMENTS 5.3%
CERTIFICATES OF DEPOSIT 2.4%
Intesa Sanpaolo SpA
1.650% due 04/07/2015	200	200

COMMERCIAL PAPER 2.9%
Tesco Treasury Services PLC
1.024% due 08/17/2015	250	245

Total Short-Term Instruments (Cost $449)		445

Total Investments in Securities (Cost $14,278)		14,348

Total Investments 170.0% (Cost $14,278)		$14,348
Financial Derivative Instruments (c)(d) (0.3%) (Cost or Premiums, net $(23))		(24)
Other Assets and Liabilities, net (69.7%)		(5,882)

Net Assets 100.0%		$8,442

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

Borrowings and Other Financing Transactions

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Reverse Repurchase Agreements
BPG	0.390%	01/14/2015	02/13/2015	$(221)	$(221)
	0.390%	01/23/2015	02/23/2015	(421)	(421)
	0.400%	01/20/2015	02/24/2015	(191)	(191)
	0.400%	01/21/2015	02/23/2015	(203)	(203)
	0.410%	01/07/2015	02/09/2015	(376)	(376)
	0.410%	01/14/2015	02/09/2015	(96)	(96)
	0.410%	01/20/2015	02/09/2015	(94)	(94)
	0.420%	01/05/2015	02/05/2015	(646)	(646)
	0.420%	01/20/2015	02/05/2015	(99)	(99)
	0.420%	01/23/2015	02/05/2015	(197)	(197)
CFR	(0.500%)	07/30/2014	07/29/2016	(191)	(191)
FOB	0.350%	01/20/2015	02/20/2015	(659)	(659)
	0.400%	01/26/2015	03/26/2015	(156)	(156)
GSC	0.350%	01/07/2015	02/09/2015	(283)	(283)
UBS	0.350%	11/06/2014	02/06/2015	(197)	(197)
	0.350%	01/26/2015	02/06/2015	(197)	(197)
	0.390%	01/26/2015	02/26/2015	(201)	(201)

Total Reverse Repurchase Agreements					$(4,428)

Sale-Buyback Transactions:
Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (1)	Payable for Sale-Buyback Transactions
TDM	0.180%	01/30/2015	02/06/2015	$(1,204)	$(1,204)
	0.200%	01/30/2015	02/02/2015	(411)	(411)

Total Sale-Buyback Transactions					$(1,615)

(1)	The average amount of borrowings outstanding during the period ended January 31, 2015 was $5,290 at a weighted average interest rate of 0.290%.

(b)	Securities with an aggregate market value of $6,240 have been pledged as collateral under the terms of master agreements as of January 31, 2015.

(c)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - CME 90-Day Eurodollar December Futures	$99.125	12/14/2015	16	$(10)	$(12)
Put - CME 90-Day Eurodollar December Futures	99.125	12/14/2015	16	(6)	(4)

				$(16)	$(16)

Total Written Options				$(16)	$(16)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar June Futures	Long	06/2015	1	$0	$0	$0
90-Day Eurodollar March Futures	Long	03/2015	21	(0)	0	0
90-Day Eurodollar March Futures	Short	03/2018	22	(49)	0	(6)
Australia Government 3-Year Bond March Futures	Long	03/2015	19	7	8	0
Euro-BTP Italy Government Bond March Futures	Long	03/2015	3	(3)	1	0
U.S. Treasury 2-Year Note March Futures	Long	03/2015	5	1	1	0
U.S. Treasury 5-Year Note March Futures	Short	03/2015	7	(18)	0	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Short	12/2017	2	(0)	0	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2016	10	(11)	0	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Short	09/2017	12	(0)	0	(1)

Total Futures Contracts				$(73)	$10	$(12)

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	1-Day USD-Federal Funds Rate Compounded-OIS	1.000%	01/08/2018	$1,300	$(10)	$(9)	$0	$(2)
Pay	3-Month USD-LIBOR	2.675%	07/11/2024	3,600	291	291	25	0
Receive	3-Month USD-LIBOR	3.000%	07/13/2025	3,600	(363)	(382)	0	(28)

					$(82)	$(100)	$25	$(30)

Total Swap Agreements					$(82)	$(100)	$25	$(30)

Cash of $2 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2015.

(d)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	02/2015		$154	AUD	194	$0	$(2)
	03/2015	AUD	194	$	153	2	0
DUB	02/2015		$76	EUR	68	0	0
GLM	02/2015	EUR	31	$	39	5	0
	02/2015		$20	EUR	16	0	(2)
	02/2015		150	GBP	99	0	(1)
JPM	02/2015	AUD	184	$	150	7	0
MSB	02/2015		10		8	0	0
	02/2015	EUR	65		73	0	0
	02/2015	GBP	232		358	8	0
	02/2015	JPY	26,600		228	2	0
	02/2015		$208	GBP	133	0	(8)
	02/2015		225	JPY	26,600	2	0
	03/2015	JPY	26,600	$	225	0	(2)
	04/2015		$140	GBP	93	0	0

Total Forward Foreign Currency Contracts						$26	$(15)

Purchased Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.050%	07/21/2015	$5,300	$13	$1
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.205%	01/16/2020	1,100	16	10

							$29	$11

Total Purchased Options							$29	$11

Written Options:

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.340%	07/21/2015	$5,300	$(8)	$(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.545%	07/21/2015	5,300	(5)	0
GLM	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	01/16/2018	1,100	(14)	(7)
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000%	07/21/2015	1,365	(5)	(14)

							$(32)	$(22)

Total Written Options							$(32)	$(22)

Swap Agreements:

Credit Default Swaps on Corporate Issues - sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
MYC	Domtar Corp.	1.000%	09/20/2019	1.307%	$100	$(3)	$2	$0	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)

Counterparty	Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	$86	$(1)	$1	$0	$0
GST	CMBX.NA.AAA.1 Index	0.100%	10/12/2052	86	0	0	0	0

					$(1)	$1	$0	$0

Total Swap Agreements					$(4)	$3	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fai Value at 01/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,755	$0	$3,755
Industrials	0	3,896	0	3,896
Utilities	0	964	0	964
U.S. Government Agencies	0	297	0	297
U.S. Treasury Obligations	0	1,923	0	1,923
Mortgage-Backed Securities	0	1,906	0	1,906
Asset-Backed Securities	0	899	0	899
Sovereign Issues	0	263	0	263
Short-Term Instruments
Certificates of Deposit	0	200	0	200
Commercial Paper	0	245	0	245

Total Investments	$0	$14,348	$0	$14,348
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10	25	0	35
Over the counter	0	37	0	37
	$10	$62	$0	$72
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(28)	(30)	0	(58)
Over the counter	0	(38)	0	(38)

	$(28)	$(68)	$0	$(96)

Totals	$(18)	$14,342	$0	$14,324

There were no significant transfers between Levels 1, 2, or 3 during the period ended January 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series M

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 146.1%
CORPORATE BONDS & NOTES 50.0%
BANKING & FINANCE 29.7%
AerCap Ireland Capital Ltd.
5.000% due 10/01/2021		$17,800	$18,957
Ally Financial, Inc.
2.750% due 01/30/2017		100	100
8.300% due 02/12/2015		100	100
American International Group, Inc.
6.250% due 05/01/2036		6,000	8,066
Banco Santander Brasil S.A.
4.250% due 01/14/2016		6,800	6,922
Banco Santander Chile
3.875% due 09/20/2022		5,000	5,122
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand
4.125% due 11/09/2022		5,900	5,981
4.125% due 11/09/2022 (e)		41,700	42,273
Bank of America Corp.
5.000% due 05/13/2021		300	342
5.625% due 07/01/2020		14,600	16,966
5.700% due 01/24/2022		20,000	23,589
Bank of Nova Scotia
1.650% due 10/29/2015		15,680	15,829
Bankia S.A.
3.500% due 12/14/2015	EUR	1,400	1,627
3.625% due 10/05/2016		700	836
4.250% due 07/05/2016		100	120
Banque PSA Finance S.A.
5.750% due 04/04/2021		$17,700	19,028
Barclays Bank PLC
7.625% due 11/21/2022		6,700	7,487
7.750% due 04/10/2023		2,600	2,846
10.000% due 05/21/2021	GBP	17,200	35,444
10.179% due 06/12/2021		$12,280	16,855
14.000% due 06/15/2019 (b)	GBP	3,500	7,143
Blackstone CQP Holdco LP
9.296% due 03/18/2019		$74,753	75,974
BPCE S.A.
4.625% due 07/11/2024		13,600	13,992
CIT Group, Inc.
4.250% due 08/15/2017		7,000	7,104
5.000% due 05/15/2017		100	103
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.750% due 01/15/2020 (e)		36,900	41,629
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		7,000	7,420
Credit Suisse
6.500% due 08/08/2023		19,000	21,150
Ford Motor Credit Co. LLC
5.750% due 02/01/2021 (e)		15,000	17,533
8.125% due 01/15/2020		4,605	5,794
General Electric Capital Corp.
6.150% due 08/07/2037		1,000	1,374
General Motors Financial Co., Inc.
4.250% due 05/15/2023 (e)		10,930	11,472
Goldman Sachs Group, Inc.
4.000% due 03/03/2024 (e)		13,400	14,380
Hospitality Properties Trust
5.000% due 08/15/2022		8,500	9,222
HSBC Finance Corp.
6.676% due 01/15/2021		19,600	23,771
HSBC Holdings PLC
4.250% due 03/14/2024 (e)		30,700	33,026
6.500% due 05/02/2036		6,100	8,080
International Lease Finance Corp.
5.875% due 04/01/2019		285	310
Intesa Sanpaolo SpA
6.500% due 02/24/2021		4,000	4,804
KGH Intermediate Holdco LLC
8.500% due 08/07/2019 (c)		13,192	13,192
8.500% due 08/08/2019 (c)		4,397	4,397
Navient Corp.
6.250% due 01/25/2016		300	311
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,500	1,770

OMX Timber Finance Investments LLC
5.420% due 01/29/2020		10,000	11,293
Qatari Diar Finance Co.
5.000% due 07/21/2020		2,000	2,275
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		4,950	4,592
Springleaf Finance Corp.
5.400% due 12/01/2015		100	103
UBS AG
2.375% due 08/14/2019		10,200	10,436
4.875% due 08/04/2020		9,663	11,014
Wells Fargo Bank N.A.
6.600% due 01/15/2038		3,000	4,453

			596,607

INDUSTRIALS 12.7%
Activision Blizzard, Inc.
5.625% due 09/15/2021		4,000	4,295
Aviation Capital Group Corp.
6.750% due 04/06/2021		9,800	11,074
Clear Channel Worldwide Holdings, Inc.
6.500% due 11/15/2022		11,250	11,621
CNH Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	1,000	1,267
CSC Holdings LLC
7.625% due 07/15/2018		$2,200	2,478
7.875% due 02/15/2018		7,340	8,239
CVS Pass-Through Trust
7.507% due 01/10/2032		13,363	17,635
Domtar Corp.
6.750% due 02/15/2044		700	837
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	2,100	2,681
Fiat Chrysler Finance Europe
7.000% due 03/23/2017		4,300	5,366
Financiere Quick S.A.S.
4.821% due 04/15/2019		4,600	4,689
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		$5,000	6,094
Georgia-Pacific LLC
5.400% due 11/01/2020		4,900	5,630
7.750% due 11/15/2029		5,100	7,486
8.000% due 01/15/2024		4,200	5,718
Gerdau Trade, Inc.
5.750% due 01/30/2021		12,500	12,831
GTL Trade Finance, Inc.
5.893% due 04/29/2024		9,000	8,843
HCA, Inc.
5.875% due 03/15/2022		5,000	5,588
6.500% due 02/15/2020		10,300	11,600
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		10,500	11,517
6.850% due 02/15/2020		5,000	5,839
Lafarge S.A.
6.250% due 04/13/2018	EUR	1,200	1,548
NBCUniversal Media LLC
4.375% due 04/01/2021 (e)		$10,000	11,240
Petroleum Co. of Trinidad & Tobago Ltd.
9.750% due 08/14/2019		14,565	17,077
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		5,300	5,502
7.875% due 08/15/2019		1,900	2,012
Sabine Pass Liquefaction LLC
5.625% due 02/01/2021		3,800	3,824
Southwestern Energy Co.
4.100% due 03/15/2022		12,300	12,076
Telenet Finance Luxembourg S.C.A.
6.250% due 08/15/2022	EUR	3,500	4,292
6.625% due 02/15/2021		1,500	1,810
6.750% due 08/15/2024		6,000	7,661
UPC Holding BV
8.375% due 08/15/2020		4,000	4,900
Wind Acquisition Finance S.A.
4.000% due 07/15/2020		28,200	31,670

			254,940

UTILITIES 7.6%
BG Energy Capital PLC
6.500% due 11/30/2072	GBP	2,000	3,257
6.500% due 11/30/2072		$4,000	4,323
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		12,810	12,779
Dynegy Finance, Inc.
6.750% due 11/01/2019		7,350	7,570

7.375% due 11/01/2022		5,850	6,047
7.625% due 11/01/2024		1,925	1,992
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		200	171
6.212% due 11/22/2016		4,750	4,596
8.146% due 04/11/2018		5,200	5,044
8.625% due 04/28/2034		2,500	2,413
Novatek OAO Via Novatek Finance Ltd.
4.422% due 12/13/2022		4,000	2,960
6.604% due 02/03/2021		13,700	11,844
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		170	136
Petroleos Mexicanos
5.500% due 01/21/2021 (e)		12,300	13,352
5.500% due 02/24/2025	EUR	13,000	18,374
6.500% due 06/02/2041 (e)		$31,450	35,347
6.625% due 06/15/2035		500	576
6.625% due 06/15/2038		1,300	1,461
Rosneft Finance S.A.
6.250% due 02/02/2015		1,100	1,100
Verizon Communications, Inc.
4.500% due 09/15/2020		5,400	5,968
5.150% due 09/15/2023		12,200	14,022

			153,332

Total Corporate Bonds & Notes (Cost $1,003,957)			1,004,879

MUNICIPAL BONDS & NOTES 19.1%
CALIFORNIA 10.4%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		11,000	16,013
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040		1,300	1,833
7.043% due 04/01/2050		14,000	21,400
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049		15,000	20,286
California State General Obligation Bonds, (BABs), Series 2010
7.700% due 11/01/2030		12,000	15,430
7.950% due 03/01/2036		27,250	34,273
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010		7,200	10,051
6.622% due 05/01/2040
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
4.530% due 06/01/2022		1,850	2,121
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		2,800	3,852
7.618% due 08/01/2040		12,300	18,455
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040		6,400	7,465
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027		6,500	8,263
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039		1,000	1,435

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		204	306
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040		3,500	4,802
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045		3,500	4,294
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043		6,500	9,190
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.398% due 05/15/2031		5,100	6,567
Riverside Community College District Foundation, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		1,550	1,802
7.021% due 08/01/2040		3,250	3,808
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040		2,300	2,691
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		2,400	2,742
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025		6,400	7,752
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050		3,350	4,172

			209,003

ILLINOIS 0.8%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040		10,100	12,548
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		900	1,142

Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	2,200	2,973

MASSACHUSETTS 0.0%		16,663

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	750	859

MICHIGAN 0.1%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,250	1,579

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (BABs), Series 2010
6.425% due 12/15/2035	1,335	1,520

NEW YORK 4.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	3,500	4,555
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	12,000	17,167
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	6,730	7,474
4.525% due 11/01/2022	16,700	18,966
5.932% due 11/01/2036	13,900	16,105
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	5,000	6,057
New York City, New York Water & Sewer System Revenue Bonds, (BABs), Series 2010
6.124% due 06/15/2042	3,000	3,483
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.500% due 03/15/2030	400	493
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	4,000	4,795
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
5.859% due 12/01/2024	2,500	3,172
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	5,200	6,776

		89,043

OHIO 1.0%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	10,500	17,719
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	900	1,286

		19,005

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	600	724
State Public School Building Authority, Pennsylvania Revenue Bonds, Series 2011
5.426% due 09/15/2026	8,500	10,087

		10,811

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	137

WASHINGTON 0.5%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	6,800	9,050

WEST VIRGINIA 1.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	31,010	26,684

Total Municipal Bonds & Notes (Cost $322,973)		384,354

U.S. GOVERNMENT AGENCIES 33.4%
Fannie Mae
0.368% due 10/27/2037	6,800	6,705
0.618% due 08/25/2021	16	16
2.035% due 05/01/2028	121	128
2.040% due 05/01/2034	121	125
2.091% due 12/01/2034	101	108
2.100% due 11/01/2032	14	15
2.123% due 10/01/2032	23	24
2.215% due 09/01/2032	13	13
2.220% due 09/01/2027	53	55

2.251% due 05/01/2033	139	149
2.268% due 01/01/2033	65	69
2.425% due 10/01/2034	140	140
2.500% due 05/01/2017	9	9
2.517% due 06/01/2020	15	15
2.755% due 05/01/2018	21	22
2.758% due 01/01/2018	14	14
3.000% due 02/01/2030 - 03/01/2045	247,000	256,267
3.174% due 03/25/2041	19	20
3.500% due 01/01/2045 - 03/01/2045	85,000	89,420
3.607% due 05/25/2042	18	19
4.000% due 11/25/2019 - 04/01/2045	125,347	133,865
4.500% due 11/25/2026 - 03/01/2045	128,052	138,845
5.000% due 11/01/2033 - 03/12/2045	33,000	36,442
6.000% due 08/01/2022 - 12/01/2023	178	195
6.500% due 01/01/2025 - 12/01/2028	62	70
7.000% due 11/01/2038	85	94
7.010% due 08/01/2022	44	45
11.000% due 07/15/2020	27	28
Freddie Mac
0.617% due 08/15/2029 - 12/15/2031	65	66
0.667% due 09/15/2030	7	7
0.717% due 03/15/2032	10	10
0.817% due 03/15/2020 - 02/15/2024	238	245
0.867% due 10/15/2019	2	2
1.317% due 09/15/2022	37	38
1.517% due 08/15/2023	11	11
1.955% due 08/01/2032	74	74
2.250% due 08/01/2029	15	16
2.312% due 02/01/2033	69	73
2.334% due 04/01/2032	61	63
2.348% due 01/01/2033	9	9
2.367% due 02/01/2029	112	117
2.375% due 01/01/2032 - 10/01/2032	200	209
2.393% due 07/01/2032	9	9
2.437% due 07/01/2029	10	10
2.475% due 08/01/2032	13	13
2.625% due 10/01/2032	61	63
4.500% due 05/15/2018	10	10
5.500% due 04/15/2035	2,800	3,155
6.000% due 08/15/2016 - 12/15/2028	510	555
6.500% due 08/15/2016 - 12/15/2023	20	22
7.000% due 04/01/2029 - 06/01/2030	20	23
7.500% due 08/15/2030	66	77
Ginnie Mae
0.518% due 06/20/2032	17	17
1.625% due 03/20/2017 - 06/20/2032	677	701
2.000% due 05/20/2018 - 09/20/2027	140	146
2.125% due 06/20/2022	31	32
2.500% due 01/20/2018 - 09/20/2021	20	20
3.000% due 04/20/2019 - 08/20/2025	68	69
6.500% due 05/15/2023 - 12/15/2023	2	2
NCUA Guaranteed Notes
0.618% due 10/07/2020	2,817	2,835
Vendee Mortgage Trust
6.500% due 09/15/2024	712	809

Total U.S. Government Agencies (Cost $667,317)		672,425

U.S. TREASURY OBLIGATIONS 8.5%
U.S. Treasury Bonds
2.750% due 08/15/2042 (e)	68,400	75,678
3.000% due 05/15/2042 (g)(i)	58,900	68,366
3.125% due 02/15/2043	3,400	4,035
4.375% due 11/15/2039 (i)	3,400	4,828
4.375% due 05/15/2040	3,500	4,999
4.625% due 02/15/2040	8,100	11,930
U.S. Treasury Notes
2.000% due 10/31/2021 (g)(i)	1,400	1,448

Total U.S. Treasury Obligations (Cost $161,325)		171,284

MORTGAGE-BACKED SECURITIES 13.6%
Adjustable Rate Mortgage Trust
2.595% due 11/25/2035 ^	376	323
2.619% due 02/25/2036	254	206
4.862% due 01/25/2036 ^	182	165
5.020% due 11/25/2035 ^	652	597
American Home Mortgage Assets Trust
0.358% due 09/25/2046	1,175	849
0.378% due 10/25/2046	927	638
1.034% due 11/25/2046	799	444
American Home Mortgage Investment Trust
0.458% due 02/25/2045	190	189
Banc of America Alternative Loan Trust
6.000% due 07/25/2046 ^	334	278

16.570% due 09/25/2035 ^	341	425
Banc of America Funding Ltd
0.430% due 10/03/2039	4,786	4,722
Banc of America Funding Trust
0.358% due 10/20/2036	317	240
0.378% due 04/25/2037 ^	265	189
0.468% due 05/20/2047	161	135
0.568% due 05/25/2037 ^	222	161
2.649% due 02/20/2036	1,118	1,113
2.793% due 04/20/2035	374	279
2.855% due 09/20/2047 ^	446	335
5.407% due 09/20/2046 ^	277	233
5.500% due 03/25/2036 ^	61	59
Banc of America Mortgage Trust
2.622% due 02/25/2033	2	2
2.646% due 07/25/2035 ^	86	80
5.500% due 09/25/2035	1,263	1,222
5.500% due 05/25/2037	334	257
BCAP LLC Trust
0.318% due 05/25/2047 ^	175	132
0.330% due 03/26/2037	148	145
0.368% due 07/26/2036	480	458
0.378% due 05/26/2047	366	353
0.388% due 05/25/2047 ^	1,127	856
0.420% due 07/26/2035	213	211
0.654% due 11/26/2035	286	281
0.670% due 05/26/2035	161	148
0.818% due 09/25/2047	256	220
0.910% due 01/26/2036	187	185
0.955% due 11/26/2046	389	376
1.476% due 07/26/2036	620	533
1.605% due 10/26/2035	299	299
2.250% due 07/26/2036	954	954
2.388% due 01/26/2034	122	123
2.610% due 02/26/2035	240	238
2.620% due 06/26/2035	481	485
2.822% due 07/26/2036	326	328
2.968% due 03/26/2037	326	262
4.000% due 02/26/2037	402	399
4.713% due 03/27/2037	442	291
4.979% due 07/26/2036	86	69
12.174% due 10/26/2036	433	414
BCRR Trust
5.796% due 08/17/2045	4,059	4,338
Bear Stearns Adjustable Rate Mortgage Trust
2.380% due 08/25/2035	5,998	6,048
2.430% due 10/25/2035	1,771	1,752
2.451% due 06/25/2035 ^	75	68
2.455% due 12/25/2046 ^	2,325	2,002
2.515% due 03/25/2035	2,426	2,455
2.588% due 02/25/2036 ^	295	246
2.604% due 11/25/2034	199	194
2.608% due 02/25/2034	161	161
2.636% due 03/25/2035	151	148
2.650% due 01/25/2034	153	153
2.650% due 05/25/2034	82	80
2.664% due 10/25/2035	305	304
2.690% due 01/25/2035	40	40
2.962% due 05/25/2047 ^	602	518
5.044% due 08/25/2035	153	137
Bear Stearns ALT-A Trust
0.608% due 04/25/2036	334	249
2.439% due 02/25/2036 ^	72	58
2.480% due 02/25/2036 ^	724	541
2.485% due 06/25/2034	4,735	3,721
2.521% due 05/25/2035	142	138
2.572% due 08/25/2036 ^	420	266
4.261% due 11/25/2036 ^	244	188
5.152% due 05/25/2036 ^	1,171	873
5.253% due 07/25/2035 ^	1,159	964
Bear Stearns Mortgage Funding Trust
0.358% due 01/25/2037	183	152
Bear Stearns Mortgage Securities, Inc.
6.392% due 03/25/2031	11	12
Bear Stearns Structured Products, Inc.
2.514% due 01/26/2036	1,793	1,426
Chase Mortgage Finance Trust
2.465% due 03/25/2037 ^	208	191
5.092% due 03/25/2037 ^	114	110
5.629% due 09/25/2036 ^	3,841	3,483
6.000% due 05/25/2037	233	209
ChaseFlex Trust
0.468% due 07/25/2037	395	341
4.718% due 08/25/2037 ^	74	60
5.000% due 07/25/2037 ^	232	204

Citigroup Commercial Mortgage Trust
5.322% due 12/17/2049	9,862	10,515
5.858% due 07/17/2040	13,819	14,613
Citigroup Mortgage Loan Trust, Inc.
0.338% due 10/25/2046	300	288
2.294% due 10/25/2046	486	391
2.314% due 09/25/2037	200	190
2.500% due 11/25/2035	326	324
2.510% due 10/25/2035	495	492
2.559% due 08/25/2035	96	95
2.583% due 12/25/2035 ^	238	184
2.662% due 09/25/2037 ^	1,376	1,237
2.968% due 03/25/2037 ^	230	183
5.215% due 08/25/2035	3,846	3,763
5.500% due 12/25/2035	257	199
6.462% due 11/25/2037	181	152
CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037 ^	326	281
Community Program Loan Trust
4.500% due 04/01/2029	419	424
Countrywide Alternative Loan Resecuritization Trust
2.518% due 03/25/2047	336	311
6.000% due 08/25/2037 ^	262	211
Countrywide Alternative Loan Trust
0.308% due 08/25/2037	1,601	1,336
0.328% due 12/25/2046 ^	302	303
0.338% due 11/25/2036	2,239	2,077
0.338% due 01/25/2037 ^	447	423
0.348% due 11/25/2036	282	259
0.348% due 02/20/2047	2,870	2,137
0.348% due 05/25/2047	2,554	2,125
0.358% due 07/25/2046 ^	245	230
0.358% due 09/25/2046 ^	1,018	865
0.358% due 10/25/2046	476	463
0.378% due 07/20/2046 ^	96	65
0.388% due 05/25/2035	4,102	3,522
0.418% due 06/25/2035	288	254
0.428% due 07/25/2035	280	243
0.428% due 12/25/2035	2,012	1,786
0.438% due 05/25/2036 ^	68	53
0.478% due 08/25/2035 ^	418	327
0.478% due 10/25/2035	275	220
0.668% due 05/25/2035	643	541
0.668% due 05/25/2035 ^	6,649	5,617
0.950% due 09/25/2034	136	134
1.114% due 02/25/2036	877	798
2.414% due 05/25/2036	129	102
2.503% due 08/25/2035	500	424
4.531% due 06/25/2047	399	347
5.244% due 11/25/2035 ^	218	177
5.500% due 11/25/2035	215	174
5.500% due 02/25/2036 ^	179	160
5.750% due 03/25/2037 ^	299	265
5.750% due 04/25/2047 ^	262	226
6.000% due 12/25/2034	182	183
6.000% due 03/25/2036 ^	440	390
6.000% due 08/25/2036 ^	693	632
6.000% due 02/25/2037 ^	895	713
6.000% due 04/25/2037	179	157
6.000% due 05/25/2037 ^	801	668
6.000% due 08/25/2037 ^	836	708
6.250% due 11/25/2036 ^	185	175
6.500% due 12/25/2036 ^	131	109
6.500% due 08/25/2037 ^	580	414
19.337% due 07/25/2035	111	152
Countrywide Home Loan Mortgage Pass-Through Trust
0.398% due 05/25/2035	168	143
0.468% due 04/25/2046 ^	144	96
0.488% due 03/25/2035	1,194	1,147
0.508% due 03/25/2036	832	443
0.538% due 02/25/2035	788	692
0.558% due 02/25/2035	668	515
0.708% due 02/25/2035	36	34
0.788% due 03/25/2035	808	695
2.313% due 02/20/2036 ^	101	93
2.408% due 05/20/2036	142	128
2.418% due 11/25/2034	223	212
2.439% due 04/25/2035 ^	287	86
2.442% due 08/25/2034	156	144
2.480% due 02/20/2036	757	638
2.532% due 05/20/2036 ^	333	274
2.642% due 11/25/2037	536	477
4.945% due 01/25/2036 ^	316	297
5.025% due 10/20/2035	209	189
5.500% due 07/25/2037 ^	831	770
5.750% due 12/25/2035 ^	329	312

6.000% due 02/25/2037 ^	943	902
6.000% due 03/25/2037 ^	314	285
6.000% due 07/25/2037	556	486
6.500% due 11/25/2036 ^	1,988	1,847
Countrywide Home Loan Reperforming REMIC Trust
6.000% due 03/25/2035	211	213
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032	9	8
1.318% due 09/25/2034 ^	202	174
Credit Suisse Mortgage Capital Certificates
0.318% due 03/27/2036	210	206
0.410% due 05/27/2037	100	85
0.485% due 12/27/2035	296	284
2.412% due 04/26/2038	1,900	1,857
2.521% due 09/27/2036	280	281
2.706% due 04/28/2037	575	395
2.789% due 08/28/2036	176	171
Deutsche ALT-A Securities, Inc.
0.358% due 08/25/2047	890	754
0.468% due 04/25/2037	709	399
Deutsche ALT-B Securities, Inc.
0.328% due 01/25/2047	202	149
Deutsche Mortgage & Asset Receiving Corp.
0.410% due 11/27/2036	500	421
Downey Savings & Loan Association Mortgage Loan Trust
0.488% due 07/19/2045 ^	108	22
First Horizon Alternative Mortgage Securities Trust
2.238% due 04/25/2036 ^	382	322
2.283% due 01/25/2036 ^	739	597
First Horizon Mortgage Pass-Through Trust
2.567% due 11/25/2037 ^	163	145
6.250% due 11/25/2036	1,038	1,043
GMAC Mortgage Corp. Loan Trust
2.956% due 11/19/2035	294	277
Granite Master Issuer PLC
0.348% due 12/20/2054	2,646	2,632
Greenpoint Mortgage Funding Trust
0.368% due 12/25/2046 ^	381	220
GSC Capital Corp. Mortgage Trust
0.348% due 05/25/2036 ^	314	242
GSR Mortgage Loan Trust
2.543% due 09/25/2034	202	192
2.648% due 04/25/2035	115	114
2.682% due 04/25/2035	131	128
2.693% due 11/25/2035	271	247
2.727% due 09/25/2035	825	831
HarborView Mortgage Loan Trust
0.358% due 01/19/2038	77	66
0.388% due 05/19/2035	5,388	4,513
0.418% due 01/19/2036	236	164
0.418% due 01/19/2038 ^	170	60
0.418% due 09/19/2046 ^	45	5
0.508% due 01/19/2035	97	82
0.904% due 07/19/2045	104	97
2.094% due 12/19/2035 ^	282	218
2.648% due 12/19/2035 ^	250	222
HomeBanc Mortgage Trust
0.348% due 12/25/2036	236	206
Impac Secured Assets Trust
0.318% due 11/25/2036	2,140	1,568
0.338% due 01/25/2037	512	430
IndyMac Mortgage Loan Trust
0.348% due 07/25/2047	638	493
0.358% due 09/25/2046	233	200
0.448% due 03/25/2035	569	508
0.468% due 11/25/2035 ^	353	213
2.064% due 06/25/2037 ^	192	147
2.618% due 06/25/2035 ^	174	150
4.338% due 06/25/2036	3,015	2,887
4.356% due 11/25/2035 ^	324	267
4.529% due 08/25/2035	1,989	1,645
4.530% due 09/25/2035	214	186
4.530% due 09/25/2035 ^	406	23
4.628% due 10/25/2035	1,746	1,489
4.872% due 08/25/2036	5,209	5,160
JPMorgan Alternative Loan Trust
0.669% due 06/27/2037	8,106	6,655
3.141% due 12/25/2036	112	102
JPMorgan Mortgage Trust
2.356% due 11/25/2035	193	185
2.470% due 04/25/2035	92	93
2.493% due 01/25/2037 ^	53	48
2.554% due 07/25/2035	883	890
2.556% due 07/25/2035	1,135	1,155
2.591% due 04/25/2035	100	101
2.601% due 09/25/2034	688	689

5.026% due 11/25/2035	190	182
5.191% due 06/25/2037 ^	404	373
6.000% due 01/25/2036	249	229
JPMorgan Resecuritization Trust
2.259% due 05/27/2037	8,403	8,194
2.564% due 08/27/2037	243	246
Lavender Trust
6.250% due 10/26/2036	320	229
Lehman Mortgage Trust
5.467% due 01/25/2036 ^	410	386
5.684% due 12/25/2035	502	423
6.000% due 07/25/2036 ^	155	127
Lehman XS Trust
0.318% due 07/25/2047 ^	203	197
0.368% due 08/25/2046 ^	149	116
0.398% due 04/25/2046 ^	131	100
0.398% due 08/25/2046 ^	5	0
0.408% due 11/25/2046 ^	129	26
Luminent Mortgage Trust
0.338% due 12/25/2036	1,305	1,047
0.368% due 10/25/2046	434	373
MASTR Adjustable Rate Mortgages Trust
0.408% due 05/25/2037	212	145
MASTR Reperforming Loan Trust
7.000% due 05/25/2035	1,636	1,662
8.000% due 07/25/2035	1,530	1,583
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
2.609% due 10/20/2029	92	93
Merrill Lynch Alternative Note Asset Trust
0.348% due 04/25/2037	1,199	1,118
0.468% due 03/25/2037	1,327	671
6.000% due 05/25/2037 ^	324	259
Merrill Lynch Mortgage Investors Trust
0.628% due 04/25/2029	124	121
0.828% due 09/25/2029	117	117
0.830% due 11/25/2029	143	139
1.357% due 07/25/2029	131	126
1.582% due 10/25/2035	612	597
2.124% due 02/25/2036	103	103
2.690% due 11/25/2035	247	246
Morgan Stanley Dean Witter Capital, Inc. Trust
1.696% due 03/25/2033	172	162
Morgan Stanley Mortgage Loan Trust
0.448% due 11/25/2035	219	212
0.488% due 01/25/2035	105	98
2.133% due 06/25/2036	267	261
6.000% due 10/25/2037 ^	137	118
Morgan Stanley Re-REMIC Trust
0.388% due 03/26/2037	227	167
0.398% due 02/26/2037	411	270
0.480% due 01/26/2051	575	549
5.500% due 08/26/2047	129	134
NAAC Reperforming Loan REMIC Trust
7.500% due 03/25/2034	796	854
Nomura Asset Acceptance Corp.
4.059% due 02/25/2036 ^	1,176	982
RBSSP Resecuritization Trust
0.488% due 03/26/2037	8,995	8,804
Residential Accredit Loans, Inc. Trust
0.338% due 12/25/2036	709	546
0.368% due 05/25/2047	276	228
0.378% due 06/25/2037	222	168
0.418% due 08/25/2037	705	565
0.468% due 01/25/2035	207	199
0.468% due 08/25/2035	303	234
0.568% due 10/25/2045	237	188
3.284% due 02/25/2035 ^	660	536
3.565% due 02/25/2036 ^	222	166
8.000% due 04/25/2036 ^	308	287
Residential Asset Securitization Trust
6.000% due 06/25/2036	294	213
6.000% due 11/25/2036 ^	190	132
6.000% due 03/25/2037 ^	180	130
6.250% due 11/25/2036	130	93
6.500% due 04/25/2037 ^	1,547	973
Residential Funding Mortgage Securities, Inc. Trust
3.488% due 03/25/2035	2,047	1,685
5.500% due 02/25/2035	125	126
6.000% due 09/25/2036 ^	529	488
Structured Adjustable Rate Mortgage Loan Trust
0.488% due 10/25/2035	2,920	2,532
0.903% due 06/25/2034	811	763
1.514% due 05/25/2035	950	678
2.437% due 12/25/2035 ^	230	223
2.459% due 10/25/2034	120	123
2.500% due 02/25/2036 ^	596	482

2.532% due 01/25/2036 ^	7	6
2.550% due 10/25/2036 ^	317	238
2.556% due 09/25/2036 ^	6,200	3,904
2.681% due 06/25/2036 ^	126	107
4.523% due 07/25/2037 ^	11	9
Structured Asset Mortgage Investments Trust
0.298% due 03/25/2037	324	248
0.348% due 09/25/2047	144	124
0.358% due 06/25/2036	16,202	13,421
0.358% due 07/25/2046	1,021	823
0.358% due 09/25/2047	1,500	1,120
0.368% due 05/25/2036	1,596	1,198
0.378% due 09/25/2047 ^	3,205	2,295
0.388% due 05/25/2046	1,297	735
0.428% due 05/25/2046 ^	124	46
0.868% due 03/19/2034	772	721
0.868% due 02/19/2035	357	347
0.904% due 12/19/2033	788	762
1.594% due 02/25/2036	1,144	1,015
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
1.839% due 05/25/2032	1	1
2.217% due 01/25/2032	5	5
2.397% due 02/25/2034	179	175
2.516% due 02/25/2032	2	2
2.708% due 08/25/2032	92	91
Structured Asset Securities Corp. Trust
0.518% due 02/25/2035	95	89
Suntrust Adjustable Rate Mortgage Loan Trust
6.012% due 02/25/2037 ^	709	608
Thornburg Mortgage Securities Trust
0.808% due 09/25/2043	108	104
0.908% due 09/25/2044	102	100
2.314% due 09/25/2037	214	210
Wachovia Mortgage Loan Trust LLC
5.422% due 10/20/2035	178	176
WaMu Mortgage Pass-Through Certificates Trust
0.438% due 12/25/2045	17	16
0.488% due 01/25/2045	512	484
0.578% due 10/25/2044	2,219	2,153
0.578% due 11/25/2045	418	381
0.864% due 06/25/2047 ^	297	104
0.908% due 11/25/2034	429	409
0.924% due 07/25/2047	1,233	1,054
1.148% due 11/25/2034	1,182	1,103
1.314% due 11/25/2042	47	45
2.171% due 11/25/2046	408	372
2.196% due 12/25/2036 ^	2,819	2,546
2.223% due 08/25/2036 ^	278	244
2.383% due 08/25/2033	796	822
4.008% due 12/25/2036 ^	321	293
Washington Mutual Mortgage Pass-Through Certificates Trust
0.618% due 05/25/2035	880	711
0.814% due 04/25/2047	693	555
0.884% due 04/25/2047	1,012	816
4.694% due 09/25/2036 ^	217	126
Wells Fargo Alternative Loan Trust
2.589% due 07/25/2037 ^	161	137
Wells Fargo Mortgage-Backed Securities Trust
0.668% due 07/25/2037 ^	315	269
2.609% due 07/25/2036 ^	3,482	3,403
2.611% due 10/25/2036 ^	174	169
2.613% due 03/25/2036	2,030	2,029
2.615% due 08/25/2034	343	349
2.615% due 03/25/2035	3,089	3,148
2.615% due 06/25/2035	5,813	5,777
2.616% due 01/25/2035	1,010	1,005
2.617% due 10/25/2036 ^	1,621	1,537
2.630% due 03/25/2036 ^	275	264
5.260% due 05/25/2035	142	142
6.000% due 06/25/2037 ^	387	393

Total Mortgage-Backed Securities (Cost $263,317)		273,902

ASSET-BACKED SECURITIES 10.6%
Aames Mortgage Investment Trust
0.950% due 10/25/2035	200	159
1.370% due 06/25/2035	700	608
Accredited Mortgage Loan Trust
0.298% due 02/25/2037	3,890	3,719
0.428% due 09/25/2036	1,100	924
0.650% due 09/25/2035	200	152
ACE Securities Corp.
0.278% due 12/25/2036	413	172
0.308% due 07/25/2036	576	414
0.323% due 08/25/2036	1,028	875
0.328% due 05/25/2036	156	138

0.468% due 02/25/2036	200	177
0.610% due 11/25/2035	200	160
0.638% due 10/25/2035	1,800	1,531
0.788% due 02/25/2036 ^	200	164
0.818% due 07/25/2035	100	84
1.068% due 12/25/2034	190	174
1.143% due 06/25/2034	219	211
Aegis Asset-Backed Securities Trust
0.598% due 12/25/2035	200	138
0.648% due 06/25/2035	200	136
0.870% due 03/25/2035	300	235
1.168% due 03/25/2035 ^	200	179
Ameriquest Mortgage Securities Trust
0.558% due 03/25/2036	400	342
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.618% due 07/25/2035	800	715
0.618% due 01/25/2036	300	275
0.638% due 11/25/2035	200	165
0.688% due 09/25/2035	10,000	8,107
0.768% due 08/25/2035	991	980
0.775% due 11/25/2034	70	70
0.908% due 03/25/2035	200	159
Amortizing Residential Collateral Trust
0.748% due 07/25/2032	73	68
1.168% due 10/25/2034	360	356
Argent Securities Trust
0.318% due 09/25/2036	1,065	421
0.358% due 03/25/2036	422	226
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.398% due 01/25/2036	143	111
Asset-Backed Funding Certificates Trust
0.278% due 01/25/2037	662	407
0.328% due 01/25/2037	418	259
0.388% due 01/25/2037	251	157
0.788% due 04/25/2034	845	838
0.843% due 06/25/2035	425	387
1.168% due 06/25/2037	339	235
Asset-Backed Securities Corp. Home Equity Loan Trust
0.618% due 11/25/2035	300	265
1.068% due 06/25/2035	200	172
1.370% due 06/25/2034	200	168
3.161% due 08/15/2033	54	49
Basic Asset-Backed Securities Trust
0.478% due 04/25/2036	200	175
Bayview Financial Asset Trust
0.568% due 12/25/2039	474	445
Bear Stearns Asset-Backed Securities Trust
0.280% due 11/25/2036	215	208
0.318% due 06/25/2036	393	376
0.338% due 05/25/2036 ^	412	357
0.348% due 06/25/2047	154	148
0.358% due 05/25/2037	386	360
0.368% due 12/25/2036	563	528
0.438% due 06/25/2036	200	168
0.568% due 09/25/2046	350	301
0.600% due 12/25/2035	500	454
0.618% due 08/25/2036	400	338
0.670% due 12/25/2035	300	273
0.718% due 06/25/2036	300	258
0.758% due 06/25/2043	2,048	1,960
0.870% due 11/25/2035 ^	271	229
1.130% due 04/25/2035	176	165
1.418% due 08/25/2037	215	198
2.533% due 10/25/2036	83	63
22.940% due 03/25/2036 ^	258	300
Carrington Mortgage Loan Trust
0.388% due 01/25/2037	1,200	742
0.428% due 02/25/2037	1,400	1,005
1.218% due 05/25/2035	300	217
Cendant Mortgage Corp.
5.970% due 07/25/2043	33	33
Citigroup Mortgage Loan Trust, Inc.
0.308% due 12/25/2036	1,403	1,253
0.308% due 05/25/2037	101	97
0.338% due 05/25/2037	800	716
0.428% due 01/25/2037	300	246
0.478% due 12/25/2035	896	837
0.568% due 11/25/2046	465	396
0.578% due 10/25/2035	1,700	1,562
0.618% due 11/25/2045	300	270
0.628% due 09/25/2035	428	426
0.648% due 09/25/2035 ^	300	284
0.658% due 09/25/2035 ^	500	378
0.788% due 05/25/2035	200	158
5.647% due 05/25/2036 ^	245	162

Conseco Financial Corp.
6.180% due 04/01/2030	2,208	2,274
6.810% due 12/01/2028	1,427	1,499
6.870% due 04/01/2030	538	572
7.060% due 02/01/2031	998	1,021
7.550% due 01/15/2029	113	119
Countrywide Asset-Backed Certificates
0.268% due 08/25/2037	122	122
0.288% due 06/25/2047	76	76
0.308% due 02/25/2037	192	185
0.308% due 07/25/2037	8,600	6,937
0.318% due 12/25/2036	651	612
0.318% due 05/25/2037	1,560	1,344
0.318% due 03/25/2047	460	389
0.320% due 01/25/2037	262	249
0.328% due 01/25/2034	245	220
0.328% due 05/25/2036	1,405	1,327
0.328% due 03/25/2037	524	481
0.338% due 03/25/2037	828	786
0.338% due 05/25/2037	722	644
0.338% due 06/25/2047	856	767
0.348% due 06/25/2047	1,188	1,063
0.358% due 06/25/2047	600	515
0.388% due 09/25/2037	400	317
0.388% due 09/25/2047	3,200	2,371
0.398% due 10/25/2047	900	772
0.418% due 01/25/2046	200	129
0.418% due 06/25/2047	243	125
0.470% due 07/25/2036	500	447
0.518% due 04/25/2036	100	87
0.553% due 11/25/2035	283	270
0.568% due 06/25/2036	300	216
0.618% due 03/25/2047 ^	199	137
0.620% due 04/25/2036	100	72
0.630% due 05/25/2036	600	492
0.638% due 11/25/2033	3	3
0.648% due 12/25/2031	810	622
0.658% due 02/25/2036	200	159
0.668% due 08/25/2047	62	61
0.688% due 12/25/2035	700	689
0.700% due 02/25/2036	200	172
0.790% due 08/25/2035	200	187
0.828% due 12/25/2035	300	251
0.888% due 07/25/2034	300	284
0.900% due 07/25/2035	400	339
0.968% due 08/25/2047	1,300	1,110
1.068% due 10/25/2034	405	395
1.070% due 04/25/2035	200	158
1.143% due 02/25/2034	120	113
1.170% due 02/25/2035	300	262
1.218% due 08/25/2035	100	88
5.530% due 04/25/2047 ^	386	382
Credit-Based Asset Servicing and Securitization LLC
0.288% due 07/25/2037	20	13
0.388% due 07/25/2037	427	287
0.738% due 07/25/2036	300	272
1.113% due 04/25/2036	80	69
4.113% due 07/25/2035 ^	74	74
Delta Funding Home Equity Loan Trust
0.801% due 08/15/2030	85	77
EMC Mortgage Loan Trust
0.908% due 05/25/2040	20	18
First Franklin Mortgage Loan Trust
0.308% due 12/25/2036	431	269
0.318% due 07/25/2036	176	168
0.328% due 04/25/2036	417	353
0.408% due 04/25/2036	400	261
0.408% due 08/25/2036	400	277
0.528% due 10/25/2035	261	244
0.528% due 11/25/2035	200	129
0.618% due 06/25/2036	393	357
0.658% due 09/25/2035	300	288
0.678% due 09/25/2035	462	461
0.828% due 04/25/2035	375	376
0.978% due 04/25/2035	1,000	943
1.038% due 09/25/2034	501	445
1.113% due 03/25/2035	100	85
1.368% due 01/25/2035	122	102
1.593% due 10/25/2034	948	788
First NLC Trust
0.238% due 08/25/2037	77	44
0.630% due 05/25/2035	1,311	1,111
First Plus Home Loan Owners Trust
7.320% due 11/10/2023 ^	6	0
Fremont Home Loan Trust
0.318% due 10/25/2036	456	227

0.318% due 01/25/2037	347	179
0.328% due 08/25/2036	261	111
0.338% due 02/25/2036	89	76
0.338% due 02/25/2037	1,218	699
0.438% due 02/25/2036	300	205
0.438% due 04/25/2036	3,000	1,858
0.658% due 07/25/2035	100	89
0.958% due 12/25/2029	16	14
GE-WMC Asset-Backed Pass-Through Certificates
0.418% due 12/25/2035	4,274	3,926
GSAA Home Equity Trust
0.288% due 04/25/2047	442	344
GSAMP Trust
0.258% due 01/25/2037	4,131	2,521
0.288% due 12/25/2036	1,309	689
0.318% due 06/25/2036	546	505
0.318% due 09/25/2036	441	207
0.318% due 12/25/2046	851	496
0.328% due 05/25/2046	70	60
0.368% due 11/25/2036	254	148
0.398% due 12/25/2046	255	150
0.408% due 12/25/2035	242	222
0.408% due 06/25/2036	407	255
0.438% due 04/25/2036	400	249
1.818% due 10/25/2034	139	122
Home Equity Asset Trust
1.263% due 05/25/2035	200	164
Home Equity Loan Trust
0.398% due 04/25/2037	800	497
0.508% due 04/25/2037	500	299
HSI Asset Securitization Corp. Trust
0.278% due 12/25/2036	309	148
0.338% due 12/25/2036	1,409	676
0.388% due 12/25/2036	939	455
0.558% due 11/25/2035	300	217
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.308% due 11/25/2036	675	537
0.328% due 11/25/2036	500	313
0.488% due 04/25/2047	500	350
IXIS Real Estate Capital Trust
0.588% due 02/25/2036	500	441
JPMorgan Mortgage Acquisition Corp.
0.348% due 02/25/2036	495	475
0.398% due 05/25/2035	509	496
JPMorgan Mortgage Acquisition Trust
0.328% due 01/25/2036	200	182
0.328% due 01/25/2037	971	949
0.328% due 05/25/2037	200	182
0.330% due 05/25/2036	533	517
0.340% due 04/25/2036	1,010	953
0.428% due 03/25/2037	300	230
0.428% due 05/25/2037	300	248
0.440% due 04/25/2036	300	260
0.440% due 05/25/2036	700	584
0.440% due 07/25/2036	200	146
0.448% due 01/25/2037	200	146
6.337% due 08/25/2036 ^	189	133
Lehman ABS Mortgage Loan Trust
0.258% due 06/25/2037	342	222
0.368% due 06/25/2037	275	182
Lehman XS Trust
0.320% due 04/25/2037 ^	1,344	995
0.338% due 02/25/2037 ^	2,086	1,144
Long Beach Mortgage Loan Trust
0.548% due 08/25/2045	271	256
0.598% due 11/25/2035	600	523
1.008% due 07/25/2031	374	357
1.218% due 06/25/2035	500	403
1.443% due 02/25/2035	200	154
1.593% due 03/25/2032	622	589
MASTR Asset-Backed Securities Trust
0.278% due 08/25/2036	242	132
0.318% due 08/25/2036	399	219
0.348% due 02/25/2036	549	324
0.408% due 06/25/2036	236	134
0.408% due 08/25/2036	240	134
0.468% due 01/25/2036	300	289
0.548% due 01/25/2036	300	231
0.668% due 10/25/2035 ^	393	274
0.918% due 12/25/2034 ^	133	123
Meritage Mortgage Loan Trust
0.918% due 11/25/2035	396	379
Merrill Lynch Mortgage Investors Trust
0.368% due 01/25/2037	144	139
0.408% due 08/25/2037	1,359	817
0.478% due 08/25/2036	300	271

0.618% due 02/25/2047	1,632	1,202
0.648% due 05/25/2036	500	449
MESA Trust
0.968% due 12/25/2031	1,031	946
Mid-State Capital Corp. Trust
6.005% due 08/15/2037	1,015	1,070
Morgan Stanley ABS Capital, Inc. Trust
0.238% due 10/25/2036	123	76
0.308% due 10/25/2036	182	114
0.308% due 11/25/2036	342	238
0.318% due 06/25/2036	737	618
0.318% due 09/25/2036	477	272
0.318% due 10/25/2036	294	207
0.318% due 11/25/2036	1,816	1,158
0.348% due 03/25/2037	535	301
0.368% due 02/25/2037	184	117
0.388% due 11/25/2036	427	300
0.418% due 03/25/2037	535	304
0.458% due 01/25/2036	2,000	1,795
0.478% due 12/25/2035	537	486
1.068% due 05/25/2034	177	163
1.098% due 03/25/2035	300	296
1.158% due 06/25/2035	400	362
1.218% due 04/25/2035	200	142
1.418% due 07/25/2037	400	280
1.818% due 03/25/2034	1,578	1,388
Morgan Stanley Dean Witter Capital, Inc. Trust
1.518% due 02/25/2033	1,227	1,175
Morgan Stanley Home Equity Loan Trust
0.328% due 04/25/2036	187	142
0.338% due 04/25/2037	832	537
0.398% due 04/25/2037	277	180
Morgan Stanley Mortgage Loan Trust
0.398% due 02/25/2037	227	135
0.528% due 04/25/2037	385	199
5.750% due 11/25/2036 ^	331	179
5.965% due 09/25/2046 ^	584	416
New Century Home Equity Loan Trust
0.398% due 02/25/2036	70	70
0.418% due 12/25/2035	280	275
0.448% due 10/25/2035	365	361
0.618% due 06/25/2035	1,000	932
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.578% due 02/25/2036	200	181
6.032% due 10/25/2036	205	113
NovaStar Mortgage Funding Trust
0.318% due 06/25/2036	200	132
0.538% due 01/25/2036	78	77
0.638% due 01/25/2036	7,500	5,912
Option One Mortgage Loan Trust
0.308% due 01/25/2037	94	58
0.338% due 05/25/2037	240	142
0.388% due 01/25/2037	378	234
0.498% due 04/25/2037	175	106
0.528% due 01/25/2036	300	203
0.678% due 08/25/2035	400	308
Option One Mortgage Loan Trust Asset-Backed Certificates
0.608% due 11/25/2035	400	380
0.628% due 11/25/2035	1,100	818
Ownit Mortgage Loan Trust
0.768% due 10/25/2036 ^	298	225
Park Place Securities, Inc.
0.658% due 09/25/2035	200	163
Park Place Securities, Inc. Asset Backed Pass-Through Certificates
0.798% due 06/25/2035	200	174
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.658% due 08/25/2035	200	157
0.658% due 09/25/2035	500	409
0.698% due 07/25/2035	400	346
0.718% due 07/25/2035	950	728
0.728% due 01/25/2036	100	94
0.918% due 03/25/2035	400	323
0.998% due 01/25/2036	300	269
1.113% due 02/25/2035	108	108
1.218% due 10/25/2034	500	425
1.968% due 12/25/2034	676	557
People’s Choice Home Loan Securities Trust
0.890% due 05/25/2035 ^	200	184
People’s Financial Realty Mortgage Securities Trust
0.308% due 09/25/2036	481	198
Popular ABS Mortgage Pass-Through Trust
0.428% due 11/25/2046	200	175
0.558% due 02/25/2036	400	333
RAAC Trust
0.468% due 06/25/2044	122	106
0.518% due 11/25/2046	803	700

0.568% due 09/25/2045	4,100	3,339
0.568% due 06/25/2047	186	174
1.368% due 10/25/2045	250	227
1.668% due 09/25/2047	600	490
Renaissance Home Equity Loan Trust
5.812% due 11/25/2036	581	376
7.238% due 09/25/2037	289	189
Residential Asset Mortgage Products Trust
0.328% due 12/25/2036	245	237
0.328% due 02/25/2037	573	523
0.388% due 10/25/2034	136	124
0.448% due 09/25/2036	300	252
0.468% due 05/25/2036 ^	1,962	1,498
0.488% due 01/25/2036	1,000	763
0.598% due 11/25/2035	250	220
0.608% due 10/25/2035	200	182
0.628% due 10/25/2035	100	80
0.648% due 09/25/2035	300	260
1.070% due 08/25/2034	292	281
5.621% due 07/25/2034 ^	1,896	1,632
5.634% due 01/25/2034	2,192	2,336
Residential Asset Securities Corp. Trust
0.298% due 11/25/2036	945	783
0.328% due 11/25/2036	1,001	847
0.338% due 11/25/2036	1,196	1,056
0.408% due 09/25/2036	900	789
0.418% due 04/25/2037	400	353
0.438% due 05/25/2037	300	271
0.448% due 06/25/2036	1,000	793
0.498% due 12/25/2035	280	198
0.508% due 04/25/2037	1,600	1,136
0.548% due 02/25/2036	400	351
0.578% due 01/25/2036	200	175
0.588% due 10/25/2035	300	254
0.588% due 12/25/2035	400	330
0.608% due 11/25/2035	300	261
0.628% due 11/25/2035	300	236
0.813% due 03/25/2035	1,908	1,752
0.935% due 03/25/2034	113	105
1.008% due 12/25/2034	64	61
7.140% due 04/25/2032 ^	32	1
Salomon Mortgage Loan Trust
1.068% due 11/25/2033	390	388
Saxon Asset Securities Trust
1.338% due 07/25/2031	105	99
Securitized Asset-Backed Receivables LLC Trust
0.258% due 07/25/2036	309	153
0.308% due 05/25/2036	670	380
0.328% due 07/25/2036	303	152
0.408% due 07/25/2036	259	132
0.418% due 05/25/2036	1,487	863
0.438% due 03/25/2036	347	287
0.448% due 08/25/2035	338	335
0.608% due 08/25/2035	400	252
0.843% due 01/25/2035	210	199
1.128% due 01/25/2036 ^	180	158
3.514% due 01/25/2036 ^	85	66
SG Mortgage Securities Trust
0.328% due 07/25/2036	35,711	14,427
0.618% due 10/25/2035	1,000	814
SLM Student Loan Trust
1.756% due 04/25/2023	10,698	10,989
Soundview Home Loan Trust
0.248% due 06/25/2037	80	48
0.278% due 02/25/2037	379	186
0.318% due 01/25/2037	103	100
0.328% due 11/25/2036	811	692
0.348% due 02/25/2037	530	263
0.348% due 07/25/2037	2,825	1,773
0.518% due 03/25/2036	400	328
0.993% due 06/25/2035	300	270
1.118% due 10/25/2037	582	410
South Carolina Student Loan Corp.
1.234% due 09/03/2024	600	606
Specialty Underwriting & Residential Finance Trust
0.318% due 09/25/2037	178	104
0.318% due 11/25/2037	1,100	618
0.438% due 04/25/2037	300	175
1.143% due 12/25/2035	600	553
Structured Asset Investment Loan Trust
0.318% due 09/25/2036	471	376
0.358% due 03/25/2036	981	886
0.468% due 01/25/2036	313	244
1.068% due 05/25/2035	600	502
1.293% due 07/25/2033	133	127

Structured Asset Securities Corp. Mortgage Loan Trust
0.308% due 09/25/2036		738	722
0.318% due 09/25/2036		254	217
0.328% due 03/25/2036		241	232
0.338% due 12/25/2036		363	307
0.378% due 02/25/2037		1,241	1,101
0.398% due 01/25/2037		3,401	2,199
0.418% due 09/25/2036		200	160
0.538% due 04/25/2036		600	517
1.068% due 08/25/2037		506	472
1.168% due 08/25/2037		1,408	1,322
Structured Asset Securities Corp. Trust
0.628% due 09/25/2035		700	500
Wells Fargo Home Equity Asset-Backed Securities Trust
0.498% due 05/25/2036		300	240
0.798% due 03/25/2035		1,000	886
0.798% due 11/25/2035		200	177
1.218% due 02/25/2035		200	181

Total Asset-Backed Securities (Cost $209,680)			213,378

SOVEREIGN ISSUES 6.5%
Banco Nacional de Desenvolvimento Economico e Social
3.375% due 09/26/2016		1,400	1,412
Italy Buoni Poliennali Del Tesoro
3.750% due 09/01/2024 (e)	EUR	91,500	123,088
Qatar Government International Bond
6.400% due 01/20/2040		$2,300	3,140
Venezuela Government International Bond
9.250% due 05/07/2028		10,000	3,400

Total Sovereign Issues (Cost $142,499)			131,040

SHORT-TERM INSTRUMENTS 4.4%
REPURCHASE AGREEMENTS (d) 2.3%
			46,303

SHORT-TERM NOTES 0.7%
Federal Home Loan Bank
0.096% due 04/10/2015		2,000	2,000
0.152% due 04/09/2015		11,100	11,099

			13,099

U.S. TREASURY BILLS 1.4%
0.051% due 04/02/2015 - 05/28/2015 (a)(g)(i)		28,523	28,522

Total Short-Term Instruments (Cost $87,919)			87,924

Total Investments in Securities (Cost $2,858,987)			2,939,186

Total Investments 146.1% (Cost $2,858,987)			$2,939,186
Financial Derivative Instruments (f)(h) 0.1% (Cost or Premiums, net $(1,669))			1,089
Other Assets and Liabilities, net (46.2%)			(928,219)

Net Assets 100.0%			$2,012,056

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/07/2019 - 08/08/2019	08/07/2014	$17,271	$17,589	0.87%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BPG	0.110%	01/30/2015	02/02/2015	$20,500	U.S. Treasury Bonds 8.000% due 11/15/2021	$(20,939)	$20,500	$20,500
SAL	0.110%	01/30/2015	02/02/2015	23,200	U.S. Treasury Notes 2.375% due 08/15/2024	(23,726)	23,200	23,200
SSB	0.000%	01/30/2015	02/02/2015	2,603	Fannie Mae 2.260% due 10/17/2022	(2,659)	2,603	2,603

Total Repurchase Agreements						$(47,324)	$46,303	$46,303

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
BPG	0.390%	01/27/2015	03/02/2015	$(24,268)	$(24,270)
	0.480%	11/17/2014	02/17/2015	(34,251)	(34,286)
	0.480%	01/13/2015	02/19/2015	(25,181)	(25,188)
BRC	0.600%	12/29/2014	02/05/2015	(30,228)	(30,246)
UBS	0.350%	12/01/2014	03/02/2015	(39,896)	(39,920)
	0.650%	11/17/2014	02/17/2015	(10,230)	(10,244)

Total Reverse Repurchase Agreements					$(164,154)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)		Payable for Sale-Buyback Transactions (3)
BCY	0.162%	02/02/2015	02/19/2015		$(5,694)	$(5,631)
BPS	0.260%	12/17/2014	02/05/2015	EUR	(106,344)	(120,256)

Total Sale-Buyback Transactions						$(125,887)

(2)	The average amount of borrowings outstanding during the period ended January 31, 2015 was $340,790 at a weighted average interest rate of 0.450%.
(3)	Payable for sale-buyback transactions includes $50 of deferred price drop.

Short Sales:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
Fannie Mae	3.500%	01/01/2045	$40,000	$(42,042)	$(41,978)

Total Short Sales				$(42,042)	$(41,978)

(e)	Securities with an aggregate market value of $302,589 have been pledged as collateral under the terms of master agreements as of January 31, 2015.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Written Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$128.500	02/20/2015	1,570	$(640)	$(133)
Call - CBOT U.S. Treasury 10-Year Note March Futures	131.500	02/20/2015	1,570	(930)	(962)

				$(1,570)	$(1,095)

Total Written Options				$(1,570)	$(1,095)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
Euro-BTP Italy Government Bond March Futures	Long	03/2015	817	$4,256	$93	$(56)
U.S. Treasury 30-Year Bond March Futures	Long	03/2015	1,606	10,788	1,405	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Short	06/2015	4,000	71	75	0

Total Futures Contracts				$15,115	$1,573	$(56)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.250%	06/17/2017		$1,000,000	$(6,476)	$(5,056)	$0	$(1,044)
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		269,500	21,345	7,851	2,028	0
Pay	3-Month USD-LIBOR	3.250%	06/17/2045		59,600	14,183	4,937	1,016	0
Receive	6-Month EUR-EURIBOR	1.250%	03/18/2025	EUR	207,900	(12,645)	(374)	0	(208)
Receive	6-Month JPY-LIBOR	1.000%	09/18/2023	JPY	7,290,000	(3,299)	(1,751)	0	(104)
Pay	28-Day MXN-TIIE	6.150%	06/07/2024	MXN	68,000	276	328	0	(10)

						$13,384	$5,935	$3,044	$(1,366)

Total Swap Agreements						$13,384	$5,935	$3,044	$(1,366)

(g)	Securities with an aggregate market value of $20,678 and cash of $2,828 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2015	EUR	106,311		$125,575	$5,444	$0
	02/2015	JPY	7,149,900		59,632	0	(1,254)
BPS	02/2015	AUD	42,661		33,755	544	0
	02/2015		$1,694	EUR	1,407	0	(104)
	02/2015		113	MXN	1,531	0	(11)
	03/2015		33,689	AUD	42,661	0	(537)
BRC	02/2015	MXN	1,132		$83	7	0
	02/2015		$172	MXN	2,518	0	(4)
CBK	02/2015		24,892	EUR	20,388	0	(1,854)
DUB	02/2015	JPY	96,900		$817	0	(9)
	07/2015		$1,823	BRL	4,945	0	(57)
FBF	02/2015	GBP	28,541		$44,595	1,606	0
GLM	02/2015		$1,187	EUR	995	0	(63)
JPM	02/2015	GBP	868		$1,355	48	0
	02/2015	MXN	95,437		6,517	150	0
	04/2015		$6,485	MXN	95,437	0	(149)
MSB	02/2015	GBP	921		$1,395	8	0
	02/2015		$34,857	AUD	42,661	0	(1,646)
	02/2015		94,228	EUR	83,521	150	0
	02/2015		45,744	GBP	30,330	0	(61)
	02/2015		61,196	JPY	7,246,800	516	0
	02/2015		6,544	MXN	92,519	0	(371)
	03/2015	JPY	7,246,800		$61,213	0	(516)
	03/2015		$3,449	CAD	3,949	0	(343)
	04/2015	EUR	83,521		$94,275	0	(155)
	04/2015	GBP	30,330		45,724	60	0

Total Forward Foreign Currency Contracts						$8,533	$(7,134)

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG23 5Y V1 Index	Sell	1.000%	04/15/2015	$37,400	$(59)	$(30)
BRC	Put - OTC CDX.IG23 5Y V1 Index	Sell	0.900%	03/18/2015	32,700	(49)	(22)
	Put - OTC CDX.IG23 5Y V1 Index	Sell	1.000%	04/15/2015	53,100	(78)	(42)
CBK	Put - OTC CDX.IG23 5Y V1 Index	Sell	0.900%	03/18/2015	43,700	(68)	(29)
FBF	Put - OTC CDX.IG23 5Y V1 Index	Sell	0.900%	03/18/2015	9,300	(11)	(6)
JPM	Put - OTC CDX.IG23 5Y V1 Index	Sell	0.900%	03/18/2015	9,000	(12)	(6)
	Put - OTC CDX.IG23 5Y V1 Index	Sell	1.000%	04/15/2015	8,800	(11)	(7)

						$(288)	$(142)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
JPM	Call - OTC USD versus INR	INR	65.900	03/19/2015	$46,500	$(453)	$(63)
UAG	Call - OTC USD versus INR		66.150	03/19/2015	46,500	(444)	(55)

						$(897)	$(118)

Total Written Options						$(1,185)	$(260)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at January 31, 2015 (3)	Notional Amount (4)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Macy’s Retail Holdings, Inc.	(7.060%)	09/20/2015	0.063%	$5,000	$0	$(267)	$0	$(267)

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (2)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2015 (3)	Notional Amount (4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	BP Capital Markets America, Inc.	1.000%	12/20/2018	0.581%	EUR	8,200	$218	$(57)	$161	$0
GST	Bank of America Corp.	1.000%	03/20/2018	0.474%		$30,000	(316)	842	526	0
	California State General Obligation Bonds, Series 2003	1.600%	12/20/2018	0.556%		25,000	0	1,035	1,035	0

	California State General Obligation Bonds, Series 2003	1.750%	12/20/2018	0.556%		11,000	0	520	520	0
	Connecticut State General Obligation Notes, Series 2007	1.600%	03/20/2021	1.058%		9,000	0	284	284	0

							$(98)	$2,624	$2,526	$0

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	28-Day MXN-TIIE	8.300%	02/07/2019	MXN	40,400	$0	$391	$391	$0
BRC	Pay	1-Year BRL-CDI	8.180%	01/02/2017	BRL	34,400	(46)	(1,034)	0	(1,080)
DUB	Pay	1-Year BRL-CDI	8.285%	01/02/2017		61,000	(72)	(1,775)	0	(1,847)
JPM	Pay	1-Year BRL-CDI	12.360%	01/02/2018		769,300	1,323	589	1,912	0
MYC	Pay	1-Year BRL-CDI	8.220%	01/02/2017		13,600	(21)	(399)	0	(420)
UAG	Pay	1-Year BRL-CDI	8.900%	01/02/2017		143,900	0	(3,365)	0	(3,365)

							$1,184	$(5,593)	$2,303	$(6,712)

Total Swap Agreements							$1,086	$(3,236)	$4,829	$(6,979)

(i)	Securities with an aggregate market value of $10,478 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2015.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$567,725	$28,882	$596,607
Industrials	0	254,940	0	254,940
Utilities	0	153,332	0	153,332
Municipal Bonds & Notes
California	0	209,003	0	209,003
Illinois	0	16,663	0	16,663
Massachusetts	0	859	0	859
Michigan	0	1,579	0	1,579
New Jersey	0	1,520	0	1,520
New York	0	89,043	0	89,043
Ohio	0	19,005	0	19,005
Pennsylvania	0	10,811	0	10,811
Tennessee	0	137	0	137
Washington	0	9,050	0	9,050
West Virginia	0	26,684	0	26,684
U.S. Government Agencies	0	672,425	0	672,425
U.S. Treasury Obligations	0	171,284	0	171,284
Mortgage-Backed Securities	0	267,333	6,569	273,902
Asset-Backed Securities	0	212,933	445	213,378
Sovereign Issues	0	131,040	0	131,040
Short-Term Instruments
Repurchase Agreements	0	46,303	0	46,303
Short-Term Notes	0	13,099	0	13,099
U.S. Treasury Bills	0	28,522	0	28,522

Total Investments	$0	$2,903,290	$35,896	$2,939,186

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(41,978)	$0	$(41,978)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,573	3,044	0	4,617
Over the counter	0	13,362	0	13,362
	$1,573	$16,406	$0	$17,979

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(56)	(2,461)	0	(2,517)
Over the counter	0	(14,373)	0	(14,373)

	$(56)	$(16,834)	$0	$(16,890)

Totals	$1,517	$2,860,884	$35,896	$2,898,297

There were no significant transfers between Levels 1 and 2 during the period ended January 31, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended January 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/2014	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 01/31/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 01/31/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$28,852	$0	$(111)	$(1)	$2	$140	$0	$0	$28,882	$142
Mortgage-Backed Securities	5,988	0	(853)	1	8	(1)	1,426	0	6,569	(4)
Asset-Backed Securities	472	0	(28)	0	0	1	0	0	445	0

Totals	$35,312	$0	$(992)	$0	$10	$140	$1,426	$0	$35,896	$138

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 01/31/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$17,589	Discounted Cash Flows	Credit rating	B-BBB
			OAS spread	600bp - 950bps
			Yield	8.75 - 9.75
	11,293	Third Party Vendor	Broker Quote	112.93
Mortgage-Backed Securities	5,143	Benchmark Pricing	Base Price	84.16 - 98.68
	1,426	Third Party Vendor	Broker Quote	79.50
Asset-Backed Securities	445	Benchmark Pricing	Base Price	5.96 - 94.00

Total	$35,896

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income Shares: Series R

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 158.2%
CORPORATE BONDS & NOTES 9.4%
BANKING & FINANCE 8.3%
Banco Popular Espanol S.A.
11.500% due 10/10/2018 (b)	EUR	600	$790
Bank of America Corp.
5.650% due 05/01/2018		$500	559
Barclays PLC
6.500% due 09/15/2019 (b)	EUR	200	226
BNP Paribas S.A.
0.692% due 05/07/2017		$4,400	4,403
CIT Group, Inc.
4.750% due 02/15/2015		300	300
IM Cedulas Fondo de Titulazion de Activos
3.750% due 03/11/2015	EUR	100	114
LBG Capital PLC
15.000% due 12/21/2019	GBP	770	1,630
Stone Street Trust
5.902% due 12/15/2015		$6,100	6,337
UniCredit SpA
6.750% due 09/10/2021 (b)	EUR	1,400	1,548
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		$900	774

			16,681

INDUSTRIALS 0.5%
California Resources Corp.		1,300	1,128

5.000% due 01/15/2020
UTILITIES 0.6%
Dynegy Finance, Inc.
6.750% due 11/01/2019		1,200	1,236

Total Corporate Bonds & Notes (Cost $19,377)			19,045

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
0.613% due 02/25/2037		160	161
1.313% due 10/01/2044		8	8
Freddie Mac
1.986% due 09/01/2036		123	130
2.091% due 07/01/2036		115	122
NCUA Guaranteed Notes
0.538% due 11/06/2017		2,986	2,995
2.650% due 10/29/2020		6,420	6,507

Total U.S. Government Agencies (Cost $9,837)			9,923

U.S. TREASURY OBLIGATIONS 103.5%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2017 (g)		3,951	4,006
0.125% due 04/15/2018 (e)(g)		19,914	20,273
0.125% due 04/15/2019 (e)		11,338	11,560
0.125% due 01/15/2022		5,217	5,303
0.125% due 07/15/2022		7,086	7,225
0.125% due 01/15/2023		5,422	5,500
0.250% due 01/15/2025		399	408
0.375% due 07/15/2023 (g)(i)		1,218	1,265
0.500% due 04/15/2015 (e)(g)		10,009	9,910
0.750% due 02/15/2042		941	997
1.125% due 01/15/2021 (i)		1,457	1,571
1.250% due 07/15/2020 (e)		26,814	29,171
1.375% due 02/15/2044		8,106	10,023
1.750% due 01/15/2028 (e)		43,891	52,282
1.875% due 07/15/2015 (g)(i)		3,157	3,173
1.875% due 07/15/2019 (g)		8,406	9,295
2.000% due 01/15/2026		595	717
2.125% due 02/15/2041 (i)		647	910
2.375% due 01/15/2025		2,130	2,626
2.375% due 01/15/2027		1,054	1,325
2.500% due 01/15/2029		4,950	6,453
2.625% due 07/15/2017 (e)(g)		22,310	24,233
3.875% due 04/15/2029		460	689

Total U.S. Treasury Obligations (Cost $206,770)			208,915

MORTGAGE-BACKED SECURITIES 4.2%
Bear Stearns Adjustable Rate Mortgage Trust
2.280% due 08/25/2035		19	20
2.515% due 03/25/2035		14	14
2.680% due 03/25/2035		56	57
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		22	22
2.280% due 09/25/2035		39	39
2.662% due 09/25/2037 ^		612	550
Commercial Mortgage Trust
3.156% due 07/10/2046		3,519	3,553
Countrywide Alternative Loan Trust
0.363% due 12/20/2046		2,029	1,552
1.114% due 02/25/2036		450	409
Countrywide Home Loan Mortgage Pass-Through Trust
2.350% due 04/20/2035		517	523
Countrywide Home Loan Reperforming REMIC Trust
0.508% due 06/25/2035		16	14
Granite Mortgages PLC
0.880% due 03/20/2044	GBP	412	618
GSR Mortgage Loan Trust
2.727% due 09/25/2035		$83	83
Merrill Lynch Mortgage Investors Trust
1.582% due 10/25/2035		525	512
Residential Accredit Loans, Inc. Trust
0.348% due 06/25/2046		327	148
Swan Trust
3.877% due 04/25/2041	AUD	518	407

Total Mortgage-Backed Securities (Cost $8,145)			8,521

ASSET-BACKED SECURITIES 4.0%
Bear Stearns Asset-Backed Securities Trust
1.168% due 10/25/2037		$275	259
2.268% due 03/25/2035		1,300	1,210
CIFC Funding Ltd.
1.553% due 01/19/2023		1,700	1,700
Citigroup Mortgage Loan Trust, Inc.
0.248% due 01/25/2037		334	227
0.458% due 10/25/2036		2,600	2,281
JPMorgan Mortgage Acquisition Corp.
0.903% due 07/25/2035		123	122
Magi Funding PLC
0.429% due 04/11/2021	EUR	141	159
Massachusetts Educational Financing Authority
1.206% due 04/25/2038		$136	137
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.888% due 03/25/2035		300	274
Residential Asset Securities Corp. Trust
0.588% due 12/25/2035		400	330
Saxon Asset Securities Trust
4.034% due 06/25/2033		331	336
Soundview Home Loan Trust
0.428% due 12/25/2035		800	789
Structured Asset Securities Corp. Mortgage Loan Trust
1.168% due 08/25/2037		106	99

Wood Street CLO BV
0.433% due 03/29/2021	EUR	89	100

Total Asset-Backed Securities (Cost $8,041)			8,023

SOVEREIGN ISSUES 30.5%
Athens Urban Transportation Organisation
4.851% due 09/19/2016		1,300	1,161
Denmark Government Bond
0.100% due 11/15/2023 (a)	DKK	40,396	6,492
France Government Bond
0.250% due 07/25/2018 (a)	EUR	2,182	2,521
0.700% due 07/25/2030 (a)		200	262
Italy Buoni Poliennali Del Tesoro
1.700% due 09/15/2018 (a)		3,030	3,581
2.100% due 09/15/2016 (a)		107	123
2.100% due 09/15/2017 (a)		813	955
2.100% due 09/15/2021 (a)		1,948	2,417
2.350% due 09/15/2024 (a)		4,718	6,109
2.450% due 03/26/2016 (a)		199	231
2.550% due 10/22/2016 (a)		299	350
3.100% due 09/15/2026 (a)		212	296
5.000% due 09/01/2040		500	814
5.500% due 11/01/2022		200	294

Mexico Government International Bond
3.010% due 06/29/2017	MXN	1,200	80
4.000% due 11/15/2040 (a)		12,685	994
4.000% due 11/08/2046 (a)		63,688	5,110
4.500% due 11/22/2035 (a)		23,837	1,989
New South Wales Treasury Corp.
2.500% due 11/20/2035	AUD	731	723
2.750% due 11/20/2025		488	461
New Zealand Government Bond
2.000% due 09/20/2025	NZD	515	386
3.000% due 09/20/2030		1,226	1,039
Province of Ontario
3.450% due 06/02/2045	CAD	2,500	2,249
Republic of Germany
0.750% due 04/15/2018 (a)	EUR	5,733	6,667
Spain Government International Bond
5.400% due 01/31/2023		8,500	12,599
United Kingdom Gilt
0.125% due 03/22/2024	GBP	530	887
United Kingdom Gilt Inflation Linked
0.125% due 03/22/2058		1,206	2,829

Total Sovereign Issues (Cost $67,881)			61,619

SHORT-TERM INSTRUMENTS 1.7%
COMMERCIAL PAPER 0.7%
Greensill Capital SCF S.A.
5.830% due 03/04/2015 (c)		$1,300	1,294

REPURCHASE AGREEMENTS (d) 0.3%			693

GREECE TREASURY BILLS 0.1%
2.026% due 03/06/2015	EUR	100	113

U.S. TREASURY BILLS 0.6%
0.057% due 04/30/2015 - 05/21/2015 (i)		$1,136	1,136

Total Short-Term Instruments (Cost $3,254)			3,236

Total Investments in Securities (Cost $323,305)			319,282

Total Investments 158.2% (Cost $323,305)			$319,282
Financial Derivative Instruments (f)(h) 0.7% (Cost or Premiums, net $(1,220))			1,350
Other Assets and Liabilities, net (58.9%)			(118,763)

Net Assets 100.0%			$201,869

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(c)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Greensill Capital SCF S.A.	5.830%	03/04/2015	09/03/2014	$1,294	$1,294	0.64%

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	01/30/2015	02/02/2015	$ 693	Fannie Mae 2.260% due 10/17/2022	$(710)	$693	$693

Total Repurchase Agreements						$(710)	$693	$693

(1)	Includes accrued interest.

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
BCY	0.180%	02/02/2015	02/03/2015	$(3,627)	$(3,626)
	0.200%	01/23/2015	02/26/2015	(3,134)	(3,120)
	0.220%	01/20/2015	02/20/2015	(1,357)	(1,354)
BPG	0.170%	01/29/2015	03/02/2015	(3,322)	(3,310)
	0.192%	01/06/2015	02/06/2015	(11,939)	(11,791)
	0.200%	01/09/2015	03/09/2015	(19,943)	(19,832)
	0.201%	01/09/2015	03/09/2015	(41,686)	(41,256)
	0.210%	01/21/2015	02/23/2015	(1,604)	(1,600)
	0.210%	01/27/2015	03/03/2015	(20,906)	(20,833)
MSC	0.180%	01/22/2015	02/24/2015	(658)	(656)
	0.190%	01/26/2015	02/27/2015	(795)	(793)
	0.220%	01/16/2015	04/09/2015	(10,507)	(10,446)
Total Sale-Buyback Transactions					$(118,617)

(2)	The average amount of borrowings outstanding during the period ended January 31, 2015 was $130,042 at a weighted average interest rate of 0.219%.
(3)	Payable for sale-buyback transactions includes $(484) of deferred price drop.

(e)	Securities with an aggregate market value of $120,414 have been pledged as collateral under the terms of master agreements as of January 31, 2015.

(f)	Financial derivative instruments: exchange-traded or centrally cleared

Purchased Options:

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$106.000	02/20/2015	129	$1	$2
Call - CBOT U.S. Treasury 10-Year Note March Futures	149.000	02/20/2015	74	1	1
Call - CBOT U.S. Treasury 30-Year Bond March Futures	182.000	02/20/2015	7	0	0
Put - CBOT U.S. Treasury 5-Year Note March Futures	112.000	02/20/2015	554	5	4

				$7	$7

Total Purchased Options				$7	$7

Written Options:

Options on Commodity Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Call - COMEX Gold 100 oz. March Futures	$1,275.000	02/24/2015	18	$(17)	$(45)
Call - COMEX Gold 100 oz. March Futures	1,290.000	02/24/2015	7	(6)	(13)

				$(23)	$(58)

Options on Exchange-Traded Futures Contracts

Description	Strike Price	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOT U.S. Treasury 10-Year Note March Futures	$126.000	02/20/2015	80	$(48)	$(1)
Put - CBOT U.S. Treasury 10-Year Note March Futures	128.500	02/20/2015	74	(30)	(6)
Call - CBOT U.S. Treasury 10-Year Note March Futures	131.500	02/20/2015	74	(44)	(46)

				$(122)	$(53)

Total Written Options				$(145)	$(111)

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
90-Day Eurodollar December Futures	Short	12/2015	468	$14	$0	$(29)
90-Day Eurodollar December Futures	Short	12/2016	20	(25)	0	(4)
90-Day Eurodollar June Futures	Short	06/2015	28	(5)	0	0
90-Day Eurodollar June Futures	Short	06/2016	147	(125)	0	(22)
90-Day Eurodollar March Futures	Short	03/2016	333	(206)	0	(37)
90-Day Eurodollar September Futures	Short	09/2015	72	(26)	0	(2)
90-Day Eurodollar September Futures	Short	09/2016	147	(155)	0	(28)
Call Options Strike @ EUR 161.000 on Euro-Bund 10-Year Bond March Futures	Long	02/2015	72	13	4	(2)
Euro-Bund 10-Year Bond March Futures	Short	03/2015	72	(468)	2	(55)
U.S. Treasury 5-Year Note March Futures	Long	03/2015	554	1,315	255	0
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	7	(69)	0	(6)

Total Futures Contracts				$263	$261	$(185)

Swap Agreements:

Credit Default Swaps on Credit Indices - Buy Protection (1)

								Variation Margin
Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)		Market Value (4)	Unrealized (Depreciation)	Asset	Liability
iTraxx Europe 22 5-Year Index	(1.000%	)	12/20/2019	EUR	3,100	$(72)	$3	$7	$0

Credit Default Swaps on Credit Indices - Sell Protection (2)

							Variation Margin
Index/Tranches	Fixed Deal Receive Rate	Maturity Date		Notional Amrount (3)	Market Value (4)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-23 5-Year Index	5.000%	12/20/2019		$7,430	$453	$(8)	$0	$(17)
iTraxx Europe 22 10-Year Index	1.000%	12/20/2024	EUR	8,100	35	58	0	(42)

					$488	$50	$0	$(59)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.19

Interest Rate Swaps

								Variation Margin (5)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	2.750%	06/17/2025		$12,600	$(998)	$(347)	$0	$(95)
Receive	3-Month USD-LIBOR	3.500%	12/18/2043		5,000	(1,510)	(1,708)	0	(85)
Receive	6-Month EUR-EURIBOR	0.550%	01/17/2016	EUR	24,600	(111)	(81)	5	0
Receive	6-Month EUR-EURIBOR	2.000%	01/29/2024		3,400	(538)	(510)	0	(1)
Receive	6-Month EUR-EURIBOR	1.000%	12/17/2024		4,300	(155)	(147)	0	(4)
Receive	6-Month EUR-EURIBOR	2.000%	03/18/2045		9,200	(2,146)	(1,791)	0	(69)
Receive	6-Month GBP-LIBOR	2.750%	03/18/2025	GBP	5,200	(944)	(464)	0	(169)
Receive	6-Month GBP-LIBOR	2.000%	03/18/2045		2,890	(234)	(114)	7	(44)
Pay	28-Day MXN-TIIE	4.310%	09/06/2016	MXN	70,000	14	25	0	(6)

						$(6,622)	$(5,137)	$12	$(473)

Total Swap Agreements						$(6,206)	$(5,084)	$19	$(532)

(5)	Unsettled variation margin liability of $(430) for closed swap agreements is outstanding at period end.

(g)	Securities with an aggregate market value of $917 and cash of $3,412 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2015.

(h)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	02/2015	AUD	2,571		$2,080	$78	$0
	02/2015	EUR	904		1,070	48	0
	02/2015	JPY	829,880		6,921	0	(146)
	02/2015	KRW	262,032		240	1	0
	02/2015		$496	EUR	420	0	(21)
	03/2015	MXN	40,827		$2,865	149	0
	04/2015		$576	MYR	2,077	0	(6)
BPS	02/2015		2,034	AUD	2,571	0	(33)
	02/2015		5,439	MXN	73,158	0	(558)
	03/2015	AUD	2,571		$2,030	32	0
CBK	02/2015	EUR	44,965		55,124	4,314	0
	02/2015	GBP	99		153	4	0
	02/2015	INR	180,975		2,929	21	0
	02/2015	MXN	10,547		721	17	0
	02/2015		$312	EUR	268	0	(9)
	03/2015	CAD	681		$594	59	0
	03/2015	GBP	2,545		3,839	6	0
	03/2015		$367	EUR	323	0	(2)
	04/2015		2,909	INR	180,975	0	(28)
DUB	02/2015		3,555		220,623	0	(10)
	02/2015		610	MXN	8,999	0	(10)
	07/2015		1,600	BRL	4,341	0	(50)
FBF	02/2015	MXN	7,771		$532	14	0
	04/2015		$529	MXN	7,771	0	(14)
GLM	02/2015	GBP	357		$548	10	0
	02/2015	NZD	1,645		1,264	67	0
	02/2015		$210	GBP	135	0	(7)
	03/2015	CAD	826		$708	59	0
	03/2015	EUR	1,712		1,946	11	0
HUS	02/2015		$840	MXN	12,378	0	(14)
	03/2015	CAD	1,746		$1,505	132	0
JPM	02/2015	EUR	1,502		1,741	44	0
	02/2015	INR	16,080		251	0	(7)
	02/2015	MXN	28,921		2,045	116	0
	04/2015	HUF	816,918		2,937	0	(26)
	04/2015		$5,531	INR	352,335	76	0
	07/2015	PLN	446		$119	0	(1)
MSB	02/2015	GBP	1,593		2,489	90	0
	02/2015	MXN	28,921		2,045	116	0
	02/2015		$52,668	EUR	46,683	84	0
	02/2015		3,069	GBP	2,035	0	(4)
	02/2015		7,008	JPY	829,880	59	0
	03/2015	JPY	829,880		$7,010	0	(59)
	04/2015	EUR	46,683		52,694	0	(87)
	04/2015	GBP	2,035		3,068	4	0
SCX	02/2015	KRW	1,688,725		1,550	7	0
	02/2015	MXN	28,921		2,046	116	0
	02/2015		$723	MXN	10,547	0	(19)
	05/2015	MXN	10,547		$719	19	0
UAG	02/2015	DKK	39,735		6,641	605	0
	02/2015	GBP	121		190	8	0
	02/2015	MYR	2,034		618	58	0
	05/2015	MXN	53,231		3,612	80	0

Total Forward Foreign Currency Contracts						$6,504	$(1,111)

Purchased Options:

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount		Cost	Market Value
BRC	Put - OTC USD versus JPY	JPY	93.000	03/05/2015		$4,000	$0	$0
CBK	Call - OTC EUR versus USD		$1.400	03/09/2015	EUR	6,000	1	0
MSB	Call - OTC EUR versus USD		1.405	03/12/2015		5,000	1	0

							$2	$0

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.045%	03/20/2015	$12,300	$127	$4
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.800%	01/19/2016	20,000	32	33
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.683%	12/11/2017	3,000	421	240

							$580	$277

Total Purchased Options							$582	$277

Written Options:

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG23 5Y V1 Index	Sell	1.000%	04/15/2015		$3,100	$(5)	$(3)
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	1,500	(1)	(1)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		1,500	(3)	0
BRC	Put - OTC CDX.IG23 5Y V1 Index	Sell	0.900%	03/18/2015		$800	(1)	(1)
	Put - OTC CDX.IG23 5Y V1 Index	Sell	1.000%	04/15/2015		2,800	(4)	(2)
CBK	Put - OTC CDX.IG23 5Y V1 Index	Sell	0.900%	03/18/2015		1,200	(2)	(1)
FBF	Put - OTC CDX.IG23 5Y V1 Index	Sell	0.900%	03/18/2015		900	(1)	(1)
JPM	Put - OTC CDX.IG23 5Y V1 Index	Sell	0.900%	03/18/2015		400	(1)	0
	Put - OTC CDX.IG23 5Y V1 Index	Sell	1.000%	04/15/2015		500	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.550%	02/18/2015	EUR	700	(1)	0
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	02/18/2015		700	(1)	0
	Call - OTC iTraxx Europe 22 5-Year Index	Buy	0.500%	03/18/2015		20,000	(18)	(9)
	Put - OTC iTraxx Europe 22 5-Year Index	Sell	0.850%	03/18/2015		20,000	(34)	(13)

							$(73)	$(31)

Foreign Currency Options

Counterparty	Description	Strike Price		Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC USD versus BRL	BRL	2.680	07/01/2015	$370	$(9)	$(22)
GLM	Put - OTC USD versus INR	INR	58.500	03/09/2015	300	(1)	0
	Call - OTC USD versus INR		64.500	03/09/2015	300	(3)	(1)
JPM	Call - OTC USD versus INR		65.000	03/10/2015	1,700	(20)	(2)

						$(33)	$(25)

Inflation-Capped Options

Counterparty	Description	Initial Index	Floating Rate	Expiration Date (1)	Notional Amount	Premiums (Received)	Market Value
CBK	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	04/07/2020	$32,200	$(287)	$(7)
	Floor - OTC CPURNSA Index	TBD	Maximum of [(1 + 0.000%) [10] - (Final Index/Initial Index)] or 0	09/29/2020	1,500	(19)	0
DUB	Floor - OTC YOY CPURNSA Index	TBD	Maximum of [(1 + 0.000%) - (Final Index/Initial Index)] or 0	01/22/2018	1,800	(18)	(13)
JPM	Cap - OTC CPURNSA Index	4.000	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	6,500	(47)	(12)
	Cap - OTC CPURNSA Index	4.000	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	500	(4)	(1)

						$(375)	$(33)

(1)	YOY options may have a series of expirations.

Interest Rate Swaptions

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premiums (Received)	Market Value
DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.545%	03/20/2015	$12,300	$(157)	$(1,112)
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	4,300	(23)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.520%	01/19/2016	20,000	(12)	(13)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.660%	01/19/2016	20,000	(20)	(22)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.500%	12/11/2017	12,600	(420)	(252)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.750%	02/18/2015	13,100	(68)	0

							$(700)	$(1,399)

Total Written Options							$(1,181)	$(1,488)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at January 31, 2015 (4)	Notional Amount (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)	Asset	Liability
BOA	Marsh & McLennan Cos., Inc.	(0.900%)	06/20/2019	0.140%	$3,000	$0	$(102)	$0	$(102)
GST	RPM International, Inc.	(1.500%)	03/20/2018	0.418%	1,000	0	(35)	0	(35)

						$0	$(137)	$0	$(137)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at January 31, 2015 (4)	Notional Amount (5)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	03/20/2019	1.939%	$100	$(5)	$1	$0	$(4)
BPS	Italy Government International Bond	1.000%	03/20/2019	0.845%	6,800	(118)	168	50	0
CBK	Russia Government International Bond	1.000%	03/20/2019	6.289%	400	(33)	(40)	0	(73)
DUB	Brazil Government International Bond	1.000%	03/20/2019	1.939%	2,400	(121)	35	0	(86)
GST	Gazprom OAO Via Gaz Capital S.A.	1.000%	03/20/2016	8.127%	400	(31)	1	0	(30)
	Russia Government International Bond	1.000%	09/20/2019	6.289%	200	(11)	(29)	0	(40)
HUS	Petrobras International Finance Co.	1.000%	09/20/2015	6.243%	2,000	(64)	0	0	(64)
JPM	Brazil Government International Bond	1.000%	03/20/2019	1.939%	900	(46)	14	0	(32)
	Russia Government International Bond	1.000%	09/20/2019	6.289%	100	(6)	(14)	0	(20)
MYC	Brazil Government International Bond	1.000%	03/20/2019	1.939%	2,500	(127)	38	0	(89)

						$(562)	$174	$50	$(438)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044	GBP	1,200	$2	$316	$318	$0
	Pay	1-Month GBP-UKRPI	3.550%	12/11/2044		300	(1)	89	88	0
	Pay	1-Month GBP-UKRPI	3.328%	01/12/2045		400	1	46	47	0
BPS	Pay	3-Month USD-CPURNSA Index	1.560%	11/05/2016		$4,800	0	(83)	0	(83)
CBK	Pay	1-Month GBP-UKRPI	3.170%	12/08/2024	GBP	1,100	0	92	92	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		400	(13)	118	105	0
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		$15,000	4	(777)	0	(773)
DUB	Pay	1-Year BRL-CDI	11.160%	01/04/2021	BRL	1,300	0	(7)	0	(7)
	Pay	1-Year BRL-CDI	11.680%	01/04/2021		1,800	(1)	3	2	0
	Receive	3-Month USD-CPURNSA Index	1.860%	11/05/2016		$11,800	0	(300)	0	(300)
	Receive	3-Month USD-CPURNSA Index	2.360%	01/28/2017		8,200	0	(413)	0	(413)
	Pay	3-Month USD-CPURNSA Index	1.510%	12/23/2019		14,000	0	1	1	0
	Receive	3-Month USD-CPURNSA Index	2.500%	07/15/2022		5,000	103	(564)	0	(461)
	Pay	6-Month AUD-BBR-BBSW	4.000%	06/18/2019	AUD	4,400	10	222	232	0
FBF	Pay	1-Month GBP-UKRPI	3.100%	12/11/2024	GBP	100	2	6	8	0
	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044		600	(4)	176	172	0
	Pay	1-Month GBP-UKRPI	3.500%	10/15/2044		200	(6)	59	53	0
	Pay	1-Month GBP-UKRPI	3.550%	11/15/2044		400	0	119	119	0
	Pay	1-Year BRL-CDI	12.330%	01/02/2017	BRL	20,900	3	(10)	0	(7)
GLM	Pay	1-Month GBP-UKRPI	3.125%	12/10/2024	GBP	900	1	67	68	0
	Pay	1-Month GBP-UKRPI	3.140%	01/14/2030		2,360	0	120	120	0
	Pay	3-Month EUR-EXT-CPI Index	0.900%	11/15/2019	EUR	7,600	10	(131)	0	(121)
	Receive	3-Month USD-CPURNSA Index	1.730%	04/15/2016		$24,100	(49)	(561)	0	(610)
	Receive	3-Month USD-CPURNSA Index	2.033%	04/15/2018		5,300	0	(191)	0	(191)
JPM	Pay	1-Month GBP-UKRPI	3.528%	09/23/2044	GBP	600	1	170	171	0
MYC	Pay	1-Year BRL-CDI	11.680%	01/04/2021	BRL	7,500	2	7	9	0
RYL	Receive	3-Month USD-CPURNSA Index	1.930%	10/31/2016		$7,800	0	(215)	0	(215)
	Receive	3-Month USD-CPURNSA Index	2.250%	07/15/2017		4,100	14	(227)	0	(213)
UAG	Pay	1-Month GBP-UKRPI	2.945%	01/12/2025	GBP	500	0	19	19	0

							$79	$(1,849)	$1,624	$(3,394)

Variance Swaps

								Swap Agreements, at Value
Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation	Asset	Liability
BOA	Pay	EUR versus USD 01-Month ATM Implied Volatility	11.850%	02/25/2015	$2	$0	$2	$2	$0
	Pay	EUR versus USD 01-Month ATM Implied Volatility	12.000%	02/25/2015	2	0	2	2	0

						$0	$4	$4	$0

Total Swap Agreements						$(483)	$(1,808)	$1,678	$(3,969)

(i)	Securities with an aggregate market value of $3,836 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of January 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2015
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$16,681	$0	$16,681
Industrials	0	1,128	0	1,128
Utilities	0	1,236	0	1,236
U.S. Government Agencies	0	9,923	0	9,923
U.S. Treasury Obligations	0	208,915	0	208,915
Mortgage-Backed Securities	0	8,521	0	8,521
Asset-Backed Securities	0	8,023	0	8,023
Sovereign Issues	0	61,619	0	61,619
Short-Term Instruments
Commercial Paper	0	1,294	0	1,294
Repurchase Agreements	0	693	0	693
Greece Treasury Bills	0	113	0	113
U.S. Treasury Bills	0	1,136	0	1,136

Total Investments	$0	$319,282	$0	$319,282

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	268	19	0	287
Over the counter	0	8,459	0	8,459
	$268	$8,478	$0	$8,746

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(243)	(585)	0	(828)
Over the counter	0	(6,568)	0	(6,568)

	$(243)	$(7,153)	$0	$(7,396)

Totals	$25	$320,607	$0	$320,632

There were no significant transfers between Levels 1, 2, or 3 during the period ended January 31, 2015.

See Accompanying Notes

Schedule of Investments

PIMCO Fixed Income SHares: Series TE

January 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.3%
MUNICIPAL BONDS & NOTES 93.3%
ARIZONA 5.6%
Arizona State University Revenue Bonds, Series 2012
5.000% due 07/01/2025	$175	$209
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2009
4.250% due 10/01/2019	1,000	1,147
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2014
5.000% due 10/01/2026	1,250	1,590
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2010
5.000% due 07/01/2028	1,000	1,162
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2012
5.000% due 12/01/2030	1,000	1,197

		5,305

ARKANSAS 0.3%
University of Arkansas Revenue Bonds, Series 2012
5.000% due 05/01/2026	260	315

CALIFORNIA 8.9%
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.000% due 04/01/2038	2,000	2,322
Bay Area Water Supply & Conservation Agency, California Revenue Bonds, Series 2013
5.000% due 10/01/2026	1,000	1,225
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 08/15/2022	500	581
California Health Facilities Financing Authority Revenue Bonds, Series 2013
5.000% due 07/01/2043	1,000	1,206
Contra Costa Transportation Authority, California Revenue Bonds, Series 2012
5.000% due 03/01/2025	500	588
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2012
5.000% due 06/01/2022	400	502
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2012
5.000% due 08/01/2042	250	285
Los Angeles Department of Airports, California Revenue Bonds, Series 2012
5.000% due 05/15/2029	500	588
Los Angeles, California General Obligation Bonds, Series 2011
5.000% due 09/01/2022	730	891
San Francisco Bay Area Rapid Transit District, California Revenue Bonds, Series 2010
5.000% due 07/01/2024	200	238

		8,426

COLORADO 3.5%
Colorado Health Facilities Authority Revenue Bonds, Series 2013
5.000% due 12/01/2033	2,125	2,459
Colorado State University System Board of Governors Revenue Notes, Series 2010
5.000% due 03/01/2018	250	282
Denver, Colorado City & County School District No. 1 General Obligation Bonds, Series 2012
5.000% due 12/01/2026	500	613

		3,354

CONNECTICUT 1.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2014
5.000% due 07/01/2026	1,000	1,204

FLORIDA 4.9%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2037	1,300	1,482
Florida Municipal Power Agency Revenue Bonds, Series 2012
5.000% due 10/01/2026	1,800	2,146
Florida State General Obligation Bonds, Series 2012
5.000% due 07/01/2025	250	306
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2013
5.000% due 10/01/2028	555	665

		4,599

GEORGIA 1.2%
Atlanta, Georgia Department of Aviation Revenue Bonds, Series 2012
5.000% due 01/01/2042	1,000	1,145

GUAM 1.0%
Guam Government Waterworks Authority Revenue Bonds, Series 2014
5.000% due 07/01/2025	770	898

KANSAS 2.4%
Kansas Development Finance Authority Revenue Bonds, Series 2012
5.000% due 11/15/2034	2,000	2,305

MASSACHUSETTS 3.3%
Massachusetts School Building Authority Revenue Bonds, Series 2012
5.000% due 08/15/2030	615	740
Massachusetts State College Building Authority Revenue Bonds, Series 2014
5.000% due 05/01/2028	2,000	2,415

		3,155

MINNESOTA 1.2%
Anoka-Hennepin Independent School District No. 11, Minnesota General Obligation Bonds, Series 2008
5.000% due 02/01/2019	1,000	1,148

MISSOURI 1.0%
Metropolitan St. Louis Sewer District, Missouri Revenue Bonds, Series 2012
5.000% due 05/01/2023	750	924

NEBRASKA 0.3%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2012
5.000% due 02/01/2025	200	242

NEW JERSEY 5.0%
New Jersey Economic Development Authority Revenue Bonds, Series 2013
5.000% due 03/01/2024	1,000	1,157
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.250% due 07/01/2035	1,000	1,178
New Jersey State Turnpike Authority Revenue Bonds, Series 2013
5.000% due 01/01/2031	1,300	1,515
New Jersey State Turnpike Authority Revenue Notes, Series 2012
5.000% due 01/01/2021	175	210
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	210	241
South Jersey Transportation Authority LLC, New Jersey Revenue Bonds, Series 2014
5.000% due 11/01/2026	400	465

		4,766

NEW YORK 10.7%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2027	165	193
5.000% due 11/15/2028	1,340	1,627
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2013
5.000% due 08/01/2024	200	245
5.000% due 08/01/2025	365	445
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2027	170	202
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2026	1,725	2,111
Tompkins County, New York Development Corp. Revenue Notes, Series 2013
5.000% due 07/01/2020	1,130	1,267
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	300	368
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2013
5.000% due 11/15/2027	2,000	2,459
5.000% due 11/15/2029	1,000	1,187

		10,104

NORTH CAROLINA 6.4%
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,211
Raleigh, North Carolina Combined Enterprise System Revenue Bonds, Series 2013
5.000% due 03/01/2024	1,250	1,564
Town of Cary, North Carolina Combined Utility Systems Revenue Bonds, Series 2013
5.000% due 12/01/2024	1,000	1,254
University of North Carolina at Greensboro Revenue Notes, Series 2014
5.000% due 04/01/2024	1,660	2,072

		6,101

OHIO 11.6%
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2012
5.000% due 01/01/2024	900	1,086

Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014
5.000% due 12/01/2026	4,000	4,813
Ohio Air Quality Development Authority Revenue Bonds, Series 2006
3.750% due 12/01/2023	4,000	4,272
Ohio Higher Educational Facility Commission Revenue Notes, Series 2012
5.000% due 12/01/2021	450	548
Ohio State Revenue Bonds, Series 2012
5.000% due 12/15/2024	250	301

		11,020

OKLAHOMA 0.4%
Oklahoma Water Resources Board Revenue Bonds, Series 2011
5.000% due 04/01/2022	300	366

PENNSYLVANIA 2.5%
Delaware River Port Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 01/01/2023	1,000	1,156
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.000% due 12/01/2020	1,000	1,172

		2,328

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.250% due 09/01/2024	200	241

TEXAS 10.6%
Dallas, Texas General Obligation Bonds, Series 2012
5.000% due 02/15/2023	300	368
Dallas/Fort Worth International Airport, Texas Revenue Bonds, Series 2013
5.000% due 11/01/2027	500	596
Harris County, Texas General Obligation Bonds, Series 1997
5.125% due 08/15/2024	1,580	1,998
Harris County, Texas General Obligation Bonds, Series 2012
5.000% due 08/15/2026	250	309
La Joya Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2012
5.000% due 02/15/2027	200	241
Lower Colorado River Authority, Texas Revenue Bonds, Series 2012
5.000% due 05/15/2033	750	859
North Texas Tollway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2028	175	203
San Antonio Public Facilities Corp., Texas Revenue Bonds, Series 2012
5.000% due 09/15/2025	250	300
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,000	1,191
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	3,000	3,836
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2012
5.000% due 12/15/2026	100	114

		10,015

UTAH 1.2%
Intermountain Power Agency, Utah Revenue Bonds, Series 2013
5.000% due 07/01/2023	1,000	1,128

VIRGINIA 6.5%
Loudoun County, Virginia General Obligation Bonds, Series 2013
5.000% due 12/01/2027	2,315	2,831
Virginia College Building Authority Revenue Bonds, Series 2012
5.000% due 02/01/2025	560	676
Virginia Public Building Authority Revenue Bonds, Series 2013
5.000% due 08/01/2025	1,000	1,240
Virginia Public School Authority Revenue Notes, Series 2013
5.000% due 08/01/2021	1,000	1,221
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2026	175	215

		6,183

WASHINGTON 1.9%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 02/01/2024	1,250	1,530
Washington State General Obligation Bonds, Series 2008
5.000% due 01/01/2028	200	225

		1,755

WISCONSIN 1.3%
WPPI Energy, Wisconsin Revenue Bonds, Series 2013
5.000% due 07/01/2025	1,000	1,228

Total Municipal Bonds & Notes (Cost $83,064)		88,255

SHORT-TERM INSTRUMENTS 1.0%
SHORT-TERM NOTES 0.4%
Fannie Mae
0.107% due 03/16/2015	200	200
Federal Home Loan Bank
0.091% due 03/13/2015	200	200

		400

U.S. TREASURY BILLS 0.6%
0.048% due 02/26/2015 - 06/04/2015 (a)(c)	562	562

Total Short-Term Instruments (Cost $962)		962

Total Investments in Securities (Cost $84,026)		89,217

Total Investments 94.3% (Cost $84,026)		$89,217
Financial Derivative Instruments (b) (0.2%) (Cost or Premiums, net $0)		(136)
Other Assets and Liabilities, net 5.9%		5,550

Net Assets 100.0%		$94,631

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin (1)
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond March Futures	Short	03/2015	140	$(1,491)	$0	$0

Total Futures Contracts				$(1,491)	$0	$0

(1)	Unsettled variation margin liability of $(123) for closed futures is outstanding at period end.

Swap Agreements:

Interest Rate Swaps

							Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	3.500%	12/18/2043	$8,000	$(2,416)	$(2,809)	$0	$(136)

Total Swap Agreements					$(2,416)	$(2,809)	$0	$(136)

(c)	Securities with an aggregate market value of $362 and cash of $854 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of January 31, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 01/31/2015
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$5,305	$0	$5,305
Arkansas	0	315	0	315
California	0	8,426	0	8,426
Colorado	0	3,354	0	3,354
Connecticut	0	1,204	0	1,204
Florida	0	4,599	0	4,599
Georgia	0	1,145	0	1,145
Guam	0	898	0	898
Kansas	0	2,305	0	2,305
Massachusetts	0	3,155	0	3,155
Minnesota	0	1,148	0	1,148
Missouri	0	924	0	924
Nebraska	0	242	0	242
New Jersey	0	4,766	0	4,766
New York	0	10,104	0	10,104
North Carolina	0	6,101	0	6,101
Ohio	0	11,020	0	11,020
Oklahoma	0	366	0	366
Pennsylvania	0	2,328	0	2,328
Tennessee	0	241	0	241
Texas	0	10,015	0	10,015
Utah	0	1,128	0	1,128
Virginia	0	6,183	0	6,183
Washington	0	1,755	0	1,755
Wisconsin	0	1,228	0	1,228
Short-Term Instruments
Short-Term Notes	0	400	0	400
U.S. Treasury Bills	0	562	0	562

Total Investments	$0	$89,217	$0	$89,217

Financial Derivative Instruments - Liabilities

Exchange-traded or centrally cleared	$0	$(136)	$0	$(136)

Totals	$0	$89,081	$0	$89,081

There were no significant transfers between Levels 1, 2, or 3 during the period ended January 31, 2015.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Portfolio’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Portfolio or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Directors (the “Board”) of the Trust. The Board has formed a Valuation Committee whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and, as required by the Trust’s valuation policies, determine in good faith the fair value of portfolio holdings after consideration of all relevant factors, including recommendations provided by the investment manager (the “Manager”). The Board has delegated responsibility for applying the valuation methods to the Manager. The Manager monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market factor changes and events affecting issuers.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the Manager pursuant to instructions from the Board or its Valuation Committee. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager, PIMCO, the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Manager monitors the continual appropriateness of fair valuation methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Manager determines that a fair valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board reviews the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

In circumstances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or other financial derivative instrument will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair market value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if any, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each Series.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds, exchange-traded notes and financial derivative instruments, such as futures contracts, commodity options and options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less and repurchase agreements are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by independent pricing service providers. Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the portfolio manager’s expectation of principal and interest payments, fees and costs, and other unobservable inputs which may include credit rating, yield and option adjusted spread (“OAS”) of a security. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with U.S. GAAP, the Manager has reviewed the Portfolios’ tax positions for all open tax years. As of January 31, 2015, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. tax returns. While the statute of limitations remains open to examine the Portfolios’ U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of January 31, 2015, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Fund Name	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net unrealized Appreciation/ (Depreciation) (1)
Fixed Income SHares - Series C	$2,336,600	$74,382	$(178,710)	$(104,328)
Fixed Income SHares - Series LD	14,278	109	(39)	70
Fixed Income SHares - Series M	2,858,987	132,328	(52,129)	80,199
Fixed Income SHares - Series R	334,041	5,761	(20,520)	(14,759)
Fixed Income SHares - Series TE	84,026	5,225	(34)	5,191

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	RYL	Royal Bank of Scotland Group PLC
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	SCX	Standard Chartered Bank
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	HUS	HSBC Bank USA N.A.	SOG	Societe Generale
CFR	Credit Suisse Securities (Europe) Ltd.	JPM	JPMorgan Chase Bank N.A.	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
FBF	Credit Suisse International	RDR	RBC Dain Rausher, Inc.

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	MXN	Mexican Peso
BRL	Brazilian Real	HUF	Hungarian Forint	MYR	Malaysian Ringgit
CAD	Canadian Dollar	INR	Indian Rupee	NZD	New Zealand Dollar
CHF	Swiss Franc	JPY	Japanese Yen	PLN	Polish Zloty
DKK	Danish Krone	KRW	South Korean Won	USD (or $)	United States Dollar
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	COMEX	Commodity Exchange, Inc.	OTC	Over the Counter

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield	CPI	Consumer Price Index	MCDX	Municipal Bond Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	UKRPI	United Kingdom Retail Price Index
CMBX	Commercial Mortgage-Backed Index	EXT-CPI	Excluding Tobacco-Non-revised Consumer Price Index

Municipal Bond or Agency Abbreviations:
PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	oz.	Ounce
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	TBD	To Be Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TIIE	Tasa de Interés Interbancaria de Equilibrio
BBSW	Bank Bill Swap Reference Rate	MBS	Mortgage-Backed Security	YOY	Year-Over-Year
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration

Item 2. Controls and Procedures

(a) The registrant’s President, Principal Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Managed Accounts Trust

By:	/s/ Peter G. Strelow
Peter G. Strelow President, Principal Executive Officer

Date: March 31, 2015

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer, Principal Financial & Accounting Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow, President, Principal Executive Officer

Date: March 31, 2015

By:	/s/ William G. Galipeau
William G. Galipeau, Treasurer, Principal Financial & Accounting Officer

Date: March 31, 2015